As filed with the Securities and Exchange Commission on April 26, 2005

File Nos. 333-68270 and 811-10475

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[ X ]
Pre-Effective Amendment No.______	[ ]
Post-Effective Amendment No. 13	[ X ]

AND/OR

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[ X ]
Amendment No. 14	[ X ]

COUNTRY MUTUAL FUNDS TRUST
(Exact Name of Registrant as Specified in Charter)

1705 Towanda Avenue, Bloomington, Illinois    61702

(Address of Principal Executive Offices)    (Zip Code)

Registrant's Telephone Number, including Area Code: (309) 557-2629

Virginia Eves, Esq.
Office of the General Counsel
1701 Towanda Ave.
Bloomington, Illinois 61702
(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

[ ]	immediately upon filing pursuant to paragraph (b).
[ X ]	on April 30, 2005 pursuant to paragraph (b).
[ ]	60 days after filing pursuant to paragraph (a)(1).
[ ]	on ____________ pursuant to paragraph (a)(1).
[ ]	75 days after filing pursuant to paragraph (a)(2).
[ ]	on ____________ pursuant to paragraph (a)(2) of rule 485.

If appropriate check the following box:
[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PROSPECTUS
April 30, 2005

[COUNTRY MUTUAL FUNDS LOGO]

COUNTRY VP Growth Fund

COUNTRY VP Balanced Fund

COUNTRY VP Short-Term Bond Fund

COUNTRY VP Bond Fund

The securities described in this Prospectus have not been approved or disapproved by the Securities and Exchange Commission (“SEC”). This Prospectus provides information that you should know about the Funds before investing. You are advised to read this Prospectus carefully and to retain it for future reference. The Funds’ shares offered hereby are to be sold to insurance company separate accounts in connection with variable annuity contracts or variable life insurance policies (“Contract” or collectively, “Contracts”) issued by those insurance companies. This Prospectus is designed to help you make an informed decision about the four funds (“Fund” or collectively, “Funds”) that are available to you as investment options under your Contract. You will find information about your Contract and how it works in the accompanying variable life insurance or variable annuity prospectus.

Neither the SEC nor any state securities commission has determined whether this Prospectus is truthful or complete, nor have they made, nor will they make, any determination as to whether anyone should buy these securities. Any representation to the contrary is a criminal offense.

Fund Information
Concise Fund-by-Fund descriptions are provided on the following pages. Each description will help you understand the differences among the Funds, the risks associated with each, and how risk and investment objectives relate. The Funds cannot be certain that they will achieve their goals. You will also find details about how an annuity contract or life insurance policy works in the contract or policy prospectus. This Prospectus is designed to help you make informed decisions about certain of the investments available under your variable annuity contract or variable life insurance policy. Please contact COUNTRY Trust Bank, the Funds’ investment advisor (“Investment Advisor”), if you have any questions about any of the COUNTRY Funds. See back cover for telephone numbers. Please keep this Prospectus with your investment records.

Table of Contents
VP Growth Fund	2
VP Balanced Fund	5
VP Short-Term Bond Fund	9
VP Bond Fund	12
Fees and Expenses	15
Management	17
Purchase and Redemption Price	19
The Distributor	21
Distributions and Taxes	22
Other Securities and Risks	23
Financial Highlights	25
Additional Information	Back Cover

VP Growth Fund

Investment Goals

Growth of capital. Dividend income, if any, will be incidental to this goal.

Principal Strategy
The Fund invests primarily in common stocks and other equity securities of well-established, large-capitalization companies (which generally have $5 billion of market value or more) that are determined to have above average long-term growth potential. In selecting stocks, the portfolio managers identify factors, both on company-specific and macroeconomic levels, which can provide opportunities for certain firms or industries to achieve above average growth in earnings. Other considerations in stock selection include opportunities for growth in sales, revenues, and cash flow, manageability of debt levels and capital structure, corporate profitability, and competitive position relative to other companies. Additionally, the stock must fit into the existing portfolio scheme and contribute to the overall diversification of the portfolio. This is a growth-oriented strategy. Current income is not a significant factor in stock selection.

The Fund may also invest in fixed-income securities of any maturity such as convertible bonds and convertible preferred stocks when the portfolio managers believe the risk/reward characteristics of such issues warrant such action. The fixed-income securities will be rated at the time of purchase within the four highest grades assigned by independent ratings agencies or in non-rated equivalents.

Important Risks
There are risks involved with any investment, but the risks associated with an investment in the Fund include:

•	stock market risk, or the risk that the price of securities held by the Fund will fall due to various conditions or circumstances which may be unpredictable

•	the success of the Fund’s investments depends on the portfolio managers’ skill in assessing the potential of the stocks they buy

•	the value of any fixed-income security held by the Fund is likely to decline when interest rates rise

•	foreign securities carry additional risks including currency, natural event and political risk

•	the risk of losing your money (investment)

Suitability
The Fund may be a suitable investment for you if you:

•	can accept the risks of investing in a portfolio of common stocks

•	desire a fund that uses a growth-oriented strategy

•	can tolerate performance which varies from year to year

The Fund may not be suitable for you if you find it difficult to deal with an investment that may go up and down in value.

2

Bar Chart
The following bar chart provides some indication of the risks of investing in the Fund by showing the Fund’s performance from year to year. The bar chart includes the effects of the Fund expenses. The performance table shows how the Fund’s average annual return compares with that of a broad measure of market performance. Both the bar chart and table assume reinvestment of dividends and distributions. As with all mutual funds, past performance is not a prediction of future performance and the bar chart and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

During the period reflected in the bar chart, the highest return for a quarter was 7.76% for the quarter ended December 31, 2004 and the lowest return for a quarter was (1.81)% for the quarter ended September 30, 2004. The year-to-date total return as of December 31, 2004 was 7.60%.

Annual Total Returns
As of December 31, 2004

Performance Table

Average Annual Total Returns
As of December 31, 2004

	1 Year	Since Inception(1)
Growth Fund
Return before taxes	7.60%	12.65%
S&P 500 Index(2)	10.88%	16.26%
Lipper Large Cap Core Funds Average(3)	8.59%	15.34%
(1)	The Fund’s inception date was 11/17/2003.

(2)	The S&P 500 Index is a widely recognized, unmanaged index of common stock prices. The figures above reflect all dividends reinvested but do not reflect any deductions for fees, expenses or taxes.

(3)	The Lipper Large Cap Core Funds Average consists of funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Large-cap core funds have more latitude in the companies in which they invest. These funds typically have an average price-to-earnings ratio, price-to-book ratio and three-year sales-per-share growth value, compared to the S&P 500 Index.

Performance of Comparable Account
Performance of comparable accounts shows you how a substantially similar account managed by the Fund’s Investment Advisor has performed in the past. This chart shows the historical performance of the Class Y (No Load) shares of a mutual fund portfolio managed by COUNTRY Trust Bank. The mutual fund portfolio has investment objectives, policies and strategies that are substantially similar to those of the VP Growth Fund. The performance shows the historical track record of the portfolio manager and is not intended to imply how the VP Growth Fund has performed or will perform. Total returns represent past performance of the Class Y shares of the comparable mutual fund portfolio and not the VP Growth Fund. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be lower if they did.

3

This chart does not show you the performance of the VP Growth Fund - it shows the performance of a similar account managed by COUNTRY Trust Bank.

Period	COUNTRY Trust Bank-managed mutual fund, Class Y(1)	S&P 500 Index(2)
2004	7.22%	10.88%
2003	25.00%	28.68%
2002	(18.36)%	(22.15)%
2001	(6.87)%	(11.79)%
2000	5.54%	(9.06)%
1999	21.55%	20.89%
1998	17.50%	28.34%
1997	19.71%	33.10%
1996	22.01%	22.5%
1995	31.07%	37.23%
5 Years	1.47%	(2.30)%
10 Years	11.39%	12.07%

(1)	This column shows performance (calculated in accordance with SEC standards) of a comparable COUNTRY Trust Bank-managed mutual fund portfolio after Class Y advisory fees and operating expenses have been deducted, including custody fees and other expenses normally paid by mutual funds.

(2)	The S&P 500 is an unmanaged weighted index containing common stocks of 500 industrial, transportation, utility and financial companies, regarded as generally representative of the larger capitalization portion of the United States stock market. The S&P 500 returns reflect the reinvestment of dividends, if any, but do not reflect fees, brokerage commissions or other expenses of investing.

4

VP Balanced Fund

Investment Goal
Growth of capital and current income.

Principal Strategy
The Fund invests in a mix of stocks and bonds. Stocks include common, preferred, and convertible preferred. Bonds include convertibles, short-term interest bearing obligations, U.S. Government securities, corporate, mortgage-backed and asset-backed securities. The Fund’s mix of stocks and bonds varies in response to market conditions, investment outlooks, and risk/reward characteristics of the two asset classes. The Fund ordinarily limits its common stock investments to no more than 75% of total assets. The Fund ordinarily invests at least 25% of its total assets in fixed income securities. Although usually the majority of the Fund’s assets are invested in common stocks, the Fund may choose to invest as much as 75% of its total assets in fixed-income securities, including short-term securities. In order to manage risk, the Fund will be invested in securities representing a number of different industries.

The common stocks and equity securities purchased are primarily those of well-established, large-capitalization companies (which generally have $5 billion of market value or more) that are determined to have above average long-term growth potential. In selecting stocks, the portfolio managers identify factors, both on company-specific and macroeconomic levels, which can provide opportunities for certain firms or industries to achieve above average growth in earnings. Other considerations in stock selection include opportunities for growth in sales, revenues, and cash flow, manageability of debt levels and capital structure, corporate profitability, and competitive position relative to other companies. Additionally, the stock must fit into the existing portfolio scheme and contribute to the overall diversification of the portfolio. This is a growth-oriented strategy. Current income is not a significant factor in stock selection.

Bond purchases are based on maturity and quality. The ones chosen offer the best return relative to the risk taken. If the portfolio managers believe that interest rates may decline, longer maturity issues will be purchased. Conversely, when the portfolio managers believe that interest rates may rise, emphasis is placed on shorter maturities.

The Fund will invest in corporate debt securities. These securities will be within the four highest grades assigned by independent ratings agencies or in non-rated equivalents. The commercial paper in which the Fund may invest will be in the top two grades assigned by independent ratings agencies or in non-rated equivalents.

Important Risks
There are risks involved with any investment, but the risks associated with an investment in the Fund include:

•	stock market risk, or the risk that the price of a security will fall due to various conditions or circumstances which may be unpredictable

•	the value of your investment will fluctuate in response to stock and bond market movements

•	the possibility that bond issuers may not make promised interest and principal payments on time or in full or interest rates may rise causing bond prices to decline in value

•	in some instances, when interest rates fall, mortgage-backed securities may incur prepayments which could adversely affect performance if the Fund is unable to reinvest at the higher interest rates

5

•	the longer the average maturity of the bonds in the Fund, the more the Fund’s share price will fluctuate in response to interest rate changes: if interest rates rise, the value of the bonds will fall

•	foreign securities carry additional risks, including currency, natural event and political risks

•	the risk of losing your money (investment)

Suitability
The Fund may be a suitable investment for you if you:

•	desire an investment that focuses on both growth and income

•	can tolerate performance which varies from year to year

The Fund may not be suitable for you if you find it difficult to deal with an investment that may go up and down in value.

Bar Chart and Performance Table
The following bar chart provides some indication of the risks of investing in the Fund by showing the Fund’s performance from year to year. The bar chart includes the effects of the Fund expenses. The performance table shows how the Fund’s average annual return compares with that of a broad measure of market performance. Both the bar chart and table assume reinvestment of dividends and distributions. As with all mutual funds, past performance is not a prediction of future performance and the bar chart and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

During the period reflected in the bar chart, the highest return for a quarter was 5.55% for the quarter ended December 31, 2004 and the lowest return for a quarter was -1.03% for the quarter ended June 30, 2004. The year-to-date total return as of December 31, 2004 was 6.84%.

Annual Total Returns
As of December 31, 2004

6

Performance Table

Average Annual Total Returns
As of December 31, 2004

	1 Year	Since Inception(1)
Balanced Fund
Return before taxes	6.84%	9.75%
S&P 500 Index(2)	10.88%	16.26%
Lipper Balanced Funds Average(3)	8.55%	13.11%
Merrill Lynch U.S. Domestic Master Bond Index(4)	4.34%	4.26%

(1)	The Fund’s inception date was 11/17/2003.

(2)	The S&P 500 Index is a widely recognized, unmanaged index of common stock prices. The figures above reflect all dividends reinvested but do not reflect any deductions for fees, expenses or taxes.

(3)	The Lipper Balanced Funds Average has funds that aim to conserve principal with a balanced portfolio of stocks and bonds.

(4)	The Merrill Lynch U.S. Domestic Master Bond Index consists of fixed-rate, coupon-bearing bonds with an outstanding par greater than or equal to $25 million, a maturity range greater than or equal to one year and must be rated BBB/Baa3 and above. The index comprises numerous subindices representing industries, maturities and qualities.

Performance of Comparable Account
Performance of comparable accounts shows you how a substantially similar account managed by the Fund’s Investment Advisor has performed in the past. This chart shows the historical performance of the Class Y (No Load) shares of a mutual fund portfolio managed by COUNTRY Trust Bank. The mutual fund portfolio has investment objectives, policies and strategies that are substantially similar to those of the VP Balanced Fund. The performance shows the historical track record of the portfolio manager and is not intended to imply how the VP Balanced Fund has performed or will perform. Total returns represent past performance of the Class Y shares of the comparable mutual fund portfolio and not the VP Balanced Fund. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be lower if they did.

This chart does not show you the performance of the VP Balanced Fund - it shows the performance of a similar account managed by COUNTRY Trust Bank.

Period	COUNTRY Trust Bank-managed mutual fund, Class Y(1)	S&P 500 Index(2)	Merrill Lynch U.S. Domestic Master Bond Index(3)
2004	6.32%	10.88%	4.34%
2003	16.83%	28.68%	4.12%
2002	(10.69)%	(22.15)%	10.41%
2001	(2.83)%	(11.79)%	8.10%
2000	5.08%	(9.06)%	11.70%
1999	13.40%	20.89%	(0.96)%
1998	11.88%	28.34%	8.87%
1997	17.94%	33.10%	9.66%
1996	12.96%	22.5%	3.58%
1995	25.34%	37.23%	18.52%
5 Years	2.53%	(2.30)%	7.74%
10 Years	9.15%	12.07%	7.74%

7

(1)	This column shows performance (calculated in accordance with SEC standards) of a comparable COUNTRY Trust Bank-managed mutual fund portfolio after Class Y advisory fees and operating expenses have been deducted, including custody fees and other expenses normally paid by mutual funds.

(2)	The S&P 500 is an unmanaged weighted index containing common stocks of 500 industrial, transportation, utility and financial companies, regarded as generally representative of the larger capitalization portion of the United States stock market. The S&P 500 returns reflect the reinvestment of dividends, if any, but do not reflect fees, brokerage commissions or other expenses of investing.

(3)	The Merrill Lynch U.S. Domestic Master Bond Index is a basket of publicly issued Government Bonds, Corporate Bonds and Mortgage Pass Through Securities with maturities greater than one year.

8

VP Short-Term Bond Fund

Investment Goal
High level of current income consistent with preservation of capital and maintenance of liquidity.

Principal Strategy
The Fund mainly invests in a portfolio of bonds and other debt obligations (debentures, notes, mortgage-backed and asset-backed) and expects to maintain a duration of less than three years. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates. Similarly, a Fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a Fund with a shorter average portfolio duration. Under normal conditions, the Fund invests at least 80% of assets in bonds including:

•	debt obligations of corporations which are rated within the top three rating categories by independent rating agencies or in non-rated equivalents

•	securities issued by the U.S. Government or its agencies or instrumentalities

•	obligations of international agencies and U.S. dollar denominated foreign debt securities which are rated within the top three rating categories by independent rating agencies or in non-rated equivalents

The remaining 20% may be invested in cash, commercial paper and liquid debt securities in the four highest grades or in non-rated equivalents.

Important Risks
There are risks involved with any investment, but the risks associated with an investment in the Fund include:

•	risk that the value of the securities the Fund holds will fall as a result of changes in interest rates, an issuer’s actual or perceived creditworthiness or an issuer’s ability to meet its obligations

•	call risk or the risk that a bond might be called or forcibly redeemed during a period of declining interest rates

•	the risk that the U.S. Government and corporations do not guarantee the market value or the current yield of government securities or the net asset value of shares of the Fund

•	in some instances when interest rates fall, mortgage-backed securities may incur prepayments which could adversely affect performance in the Fund is unable to reinvest at the higher interest rates

•	foreign securities carry additional risks, including currency, natural event and political risks

•	the risk of losing your money (investment)

Suitability
The Fund may be a suitable investment for you if you seek to earn higher yields than money market funds offer and are able to tolerate larger fluctuations in the value of shares.

The Fund may not be a suitable investment for you if your primary investment objective is absolute principal stability or if you are seeking growth of capital.

9

Bar Chart and Performance Table
The following bar chart provides some indication of the risks of investing in the Fund by showing the Fund’s performance from year to year. The bar chart includes the effects of the Fund expenses. The performance table shows how the Fund’s average annual return compares with that of a broad measure of market performance. Both the bar chart and table assume reinvestment of dividends and distributions. As with all mutual funds, past performance is not a prediction of future performance and the bar chart and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

During the period reflected in the bar chart, the highest return for a quarter was 1.22% for the quarter ended September 30, 2004 and the lowest return for a quarter was -0.97% for the quarter ended June 30, 2004. The year-to-date total return as of December 31, 2004 was 1.35%.

Annual Total Returns
As of December 31, 2004

Performance Table

Average Annual Total Returns
As of December 31, 2004

	1 Year	Since Inception(1)
Short Term Bond Fund
Return before taxes	1.35%	1.50%
Lipper Short Investment Grade Debt Funds Average(2)	1.62%	1.93%
Merrill Lynch U.S. Domestic Master 1-3 Year Bond Index(3)	1.50%	1.71%
Merrill Lynch U.S. Treasury/Agency 1-3 Year Bond Index(4)	1.00%	1.22%

(1)	The Fund’s inception date was 11/17/2003.

(2)	The Lipper Short Investment Grade Debt Funds Average consists of funds primarily in investment grade debt issues (rated in top four grades) with dollar-weighted average maturities of less than three years.

(3)	The Merrill Lynch U.S. Domestic Master 1-3 Year Bond Index is a basket of publicly issued Government Bonds, Corporate Bonds and Mortgage Pass Through Securities with maturities of 1-3 years..

10

(4)	Merrill Lynch U.S. Treasury/Agency 1-3 Year Bond Index is an index of Treasury securities with maturities ranging from one to three years which are guaranteed as to the timely payment of principal and interest by the U.S. Government.

Performance of Comparable Account
Performance of comparable accounts shows you how a substantially similar account managed by the Fund’s Investment Advisor has performed in the past. This chart shows the historical performance of the Class Y (No Load) shares of a mutual fund portfolio managed by COUNTRY Trust Bank. The mutual fund portfolio has investment objectives, policies and strategies that are substantially similar to those of the VP Short-Term Bond Fund. The performance shows the historical track record of the portfolio manager and is not intended to imply how the VP Short-Term Bond Fund has performed or will perform. Total returns represent past performance of the Class Y shares of the comparable mutual fund portfolio and not the VP Short-Term Bond Fund. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be lower if they did.

This chart does not show you the performance of the VP Short-Term Bond Fund - it shows the performance of a similar account managed by COUNTRY Trust Bank.

Period	COUNTRY Trust Bank-managed mutual fund, Class Y(1)	Merrill Lynch U.S. Domestic Master 1-3 Year Bond Index (2)	Merrill Lynch U.S. Treasury/Agency 1-3 Year Bond Index (3)
2004	1.59%	1.50%	1.00%
2003	2.27%	2.08%	2.00%
2002	5.44%	6.14%	5.88%
2001	7.09%	8.49%	8.41%
2000	7.51%	8.09%	8.12%
1999	2.52%	3.44%	3.12%
1998	6.35%	6.85%	6.98%
3 Years	3.09%	3.31%	2.94%
5 Years	4.75%	5.27%	5.03%
Since Inception(4)	4.79%	5.43%	5.28%

(1)	This column shows performance (calculated in accordance with SEC standards) of a comparable COUNTRY Trust Bank-managed mutual fund portfolio after Class Y advisory fees and operating expenses have been deducted, including custody fees and other expenses normally paid by mutual funds.

(2)	The Merrill Lynch U.S. Treasury/Agency 1-3 Year Bond Index is a basket of publicly issued Government Bonds, Corporate bonds and Mortgage Pass Through Securities with maturities of 1-3 years.

(3)	The Merrill Lynch U.S. Treasury/Agency 1-3 Year Bond Index is an index of Treasury securities with maturities ranging from one to three years which are guaranteed as tot he timely payment of principal and interest by the U.S. Government.

(4)	January 2, 1997.

11

VP Bond Fund

Investment Goal
Maximum total return consistent with preservation of capital.

Principal Strategy
To pursue its goal, the Fund invests in a portfolio of bonds and other debt obligations (debentures, notes, mortgage-backed and asset-backed) and maintains a dollar-weighted average maturity of more than five years. Under normal conditions, the Fund invests at least 80% of assets in the following:

•	debt obligations of corporations which are rated within the top three rating categories by independent rating agencies or in non-rated equivalents

•	securities issued by the U.S. Government or its agencies or instrumentalities

•	obligations of international agencies and U.S. dollar denominated foreign debt securities which are rated within the top three rating categories by independent rating agencies or in non-rated equivalents

At least 80% of the value of the Fund’s total assets will be invested in bonds (U.S. Government, corporate and convertible issues). The Fund may invest up to 20% of its net assets in corporate bonds which are rated below the top three rating categories. On occasion, up to 20% of the Fund’s net assets may be invested in commercial paper within the two highest rating categories of independent rating agencies. The Fund may invest up to 10% of its assets in securities of foreign issuers. The Fund may also invest in zero coupon U.S. Government securities.

In managing its portfolio, the portfolio manager attempts to balance sensitivity to interest rate movements with the potential for yields. The Fund invests in securities of longer-term maturities in order to obtain higher yields. Securities with longer maturities, however, tend to be more sensitive to interest rate changes.

Important Risks
There are risks involved with any investment, but the risks associated with an investment in the Fund include:

•	risk that the value of the securities the Fund holds will fall as a result of changes in interest rates, an issuer’s actual or perceived creditworthiness or an issuer’s ability to meet its obligations

•	call risk or the risk that a bond might be called or forcibly redeemed during a period of declining interest rates

•	the longer the average maturity of the bonds in the Fund, the more the Fund’s share price will fluctuate in response to interest rate changes: if interest rates rise, the value of the bonds will fall

•	the Fund could lose money if any bonds it owns are downgraded in credit rating or go into default

•	in some instances, when interest rates fall, mortgage-backed securities may incur prepayments which could adversely affect performance if the Fund is unable to reinvest at the higher interest rates

•	conversely, when interest rates rise, mortgage- and asset-backed securities may extend duration due to lower than projected prepayments which could adversely affect investment returns

•	foreign securities carry additional risks, including currency, natural event and political risks

•	the risk of losing your money (investment)

12

Suitability
The Fund may be a suitable investment for you if you seek:

•	a relatively conservative investment for income

•	a bond fund that invests in both corporate and U.S. Government securities

•	a fund to complement a portfolio of more aggressive investments

The Fund may not be a suitable investment for you if you are seeking high growth or maximum income.

Bar Chart and Performance Table
The following bar chart provides some indication of the risks of investing in the Fund by showing the Fund’s performance from year to year. The bar chart includes the effects of the Fund expenses. The performance table shows how the Fund’s average annual return compares with that of a broad measure of market performance. Both the bar chart and table assume reinvestment of dividends and distributions. As with all mutual funds, past performance is not a prediction of future performance and the bar chart and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

During the period reflected in the bar chart, the highest return for a quarter was 3.00% for the quarter ended September 30, 2004 and the lowest return for a quarter was -2.52% for the quarter ended June 30, 2004. The year-to-date total return as of December 31, 2004 was 3.46%.

Annual Total Returns
As of December 31, 2004

Performance Table

Average Annual Total Returns
As of December 31, 2004

	1 Year	Since Inception(1)
Bond Fund
Return before taxes	3.46%	3.40%
Merrill Lynch U.S. Domestic Master Bond Index(2)	4.34%	4.26%
Lipper Intermediate Investment Grade Debt Funds Average(3)	4.22%	4.77%

(1)	The Fund’s inception date was 11/17/2003.

13

(2)	The Merrill Lynch U.S. Domestic Master Bond Index consists of fixed-rate, coupon-bearing bonds with an outstanding par greater than or equal to $25 million, a maturity range greater than or equal to one year and must be rated BBB/Baa3 and above. The index comprises numerous subindices representing industries, maturities and qualities.

(3)	The Lipper Intermediate Investment Grade Debt Funds Average consists of funds that, by portfolio practice, invest at least 65% of their assets in investment-grade debt issues (rated in the top four grades) with dollar weighted average maturities of five to ten years.

Performance of Comparable Account
Performance of comparable accounts shows you how a substantially similar account managed by the Fund’s Investment Advisor has performed in the past. This chart shows the historical performance of the Class Y (No Load) shares of a mutual fund portfolio managed by COUNTRY Trust Bank. The mutual fund portfolio has investment objectives, policies and strategies that are substantially similar to those of the VP Bond Fund. The performance shows the historical track record of the portfolio manager and is not intended to imply how the VP Bond Fund has performed or will perform. Total returns represent past performance of the Class Y shares of the comparable mutual fund portfolio and not the VP Bond Fund. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be lower if they did.

This chart does not show you the performance of the VP Bond Fund - it shows the performance of a similar account managed by COUNTRY Trust Bank.

Period	COUNTRY Trust Bank-managed mutual fund, Class Y(1)	Merrill Lynch U.S. Domestic Master Bond Index(2)
2004	3.87%	4.34%
2003	3.79%	4.12%
2002	9.59%	10.41%
2001	8.04%	8.10%
2000	11.58%	11.70%
1999	(1.13)%	(0.96)%
1998	9.22%	8.87%
3 Years	5.71%	6.25%
5 Years	7.33%	7.74%
Since Inception(3)	6.63%	7.05%

(1)	This column shows performance (calculated in accordance with SEC standards) of a comparable COUNTRY Trust Bank-managed mutual fund portfolio after Class Y advisory fees and operating expenses have been deducted, including custody fees and other expenses normally paid by mutual funds.

(2)	The Merrill Lynch U.S. Domestic Master Bond Index is a basket of publicly issued Government Bonds, Corporate Bonds and Mortgage Pass Through Securities with maturities greater than one year.

(3)	January 2, 1997.

14

Fees and Expenses

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Funds.

Shareholder Fees
(fees paid directly from your investment)

N/A

Annual Fund Operating Expenses
(expenses that are deducted from each Fund’s assets):

	Management Fees	Other Expenses(1)	Total Annual Fund Operating Expenses	Waiver of Fund Fees/ Reimbursement of Expenses(2)	Total Annual Fund Operating Expenses After Reimbursements(2)
VP Growth Fund	0.75%	0.66%	1.41%	(0.51%)	0.90%
VP Balanced Fund	0.75%	0.70%	1.45%	(0.55%)	0.90%
VP Short-Term Bond Fund	0.50%	0.63%	1.13%	(0.43%)	0.70%
VP Bond Fund	0.75%	0.63%	1.38%	(0.68%)	0.70%

(1)	“Other Expenses” are based on estimated amounts for the current fiscal year.

(2)	The Investment Advisor and Custodian have agreed to waive fees and reimburse other Fund Expenses until May 31, 2006, subject to approval by the Funds' board of trustees, so that all custody fees are waived for all Funds and so that Total Annual Fund Operating Expenses do not exceed 0.90% for the VP Growth Fund and VP Balanced Fund and 0.70% for the VP Short Term Bond Fund and VP Bond Fund. The fee waiver and expense reimbursement may be terminated at any time after May 31, 2006 at the discretion of the service providers.

Example
This example is designed so that you may compare the cost of investing in the Funds with the cost of investing in other mutual funds. The example assumes that:

•	you invest $10,000 for the time periods indicated:
•	you redeem all of your shares at the end of the time periods;
•	your investment ahs a hypothetical 5% return each year;
•	all distributions are reinvested; and
•	each Fund’s operating expenses remain the same.

Because actual return and expenses will be different, the example is for comparison purposes only. Each Fund’s actual performance and expenses may be higher or lower. Based on the above assumptions, your costs for each Fund would be:

	1 Year	3 Years	5 Years	10 Years
VP Growth Fund	$92	$396	$722	$1,647
VP Balanced Fund	$92	$405	$740	$1,688
VP Short-Term Bond Fund	$72	$316	$581	$1,336
VP Bond Fund	$72	$370	$690	$1,598

15

The example does not reflect any insurance or Contract-related fees and expenses. If those fees and expense were reflected, the Example would show higher costs.

Portfolio Holdings Information. A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the Fund's Statement of Additional Information (“SAI”). The SAI is available by contacting the Variable Product Service Center for COUNTRY Investors Life Assurance Company at 1-888-349-4658.

16

Management
COUNTRY Trust Bank, 1705 Towanda Avenue, Bloomington, Illinois 61702 serves as the Investment Advisor to the Funds and is responsible for the selection and on-going monitoring of the securities in each Fund’s investment portfolio and managing the Funds’ business affairs. The Investment Advisor was organized as IAA Trust Company in 1970 and reorganized as COUNTRY Trust Bank in 2000. The Investment Advisor has no other investment company clients other than the Funds and affiliated series of COUNTRY Mutual Funds Trust. For its services the Investment Advisor is entitled to a fee, which is calculated daily and paid monthly at an annual rate of 0.75% of the average daily net assets of the VP Growth Fund, VP Balanced Fund and VP Bond Fund, and 0.50% of the average daily net assets of VP Short-Term Bond Fund.

Through an Expense Waiver and Reimbursement Agreement, the Advisor has agreed to reduce its fees and reimburse the VP Growth Fund and the VP Balanced Fund to the extent each of their total annualized expenses exceed 0.90% of average daily net assets. Similarly, the Advisor has agreed to reduce its fees and reimburse the VP Short-Term Bond Fund and the VP Bond Fund to the extent each of their total annualized expenses exceed 0.70% of average daily net assets.

Portfolio Managers

VP Growth Fund
A team of portfolio managers led by John D. Enlund manages the Fund. Mr. Enlund received his B.A. from St. Olaf College in 1978, his J.D. from DePaul University in 1981 and earned the Chartered Financial Analyst® designation in 1986. Mr. Enlund, an Investment Officer of the Investment Advisor, manages various trust portfolios for COUNTRY Trust Bank in addition to his responsibilities with the Growth Fund. He joined the Investment Advisor in 1999. From 1996 to 1999 Mr. Enlund was Vice President of Investments and portfolio manager for Protection Mutual Insurance Company.

Other members of the committee currently include, Bruce Finks, John Jacobs, Derek Vogler and Greg Winn.

Mr. Finks received his B.S. in Finance from Illinois State University in 1976 and earned his Chartered Financial Analyst® designation in 1987. He joined the Investment Advisor in 1992 as an Equity Investment Officer and is currently the Vice President of Investments for the Investment Advisor.

Mr. Winn earned his BA in Finance from the University of Illinois and his MBA with honors from DePaul University with a concentration in Finance. He is also a Chartered Financial Analyst®. Prior to joining the advisor in 2004, Mr. Winn served in positions at Van Kampen Investments and the Chicago Board Options Exchange.

See “VP Balanced Fund” for biographies of Mr. Jacobs and Mr. Vogler.

VP Balanced Fund
Derek Vogler is the lead manager for this Fund. Mr. Vogler is a graduate of Illinois State University, receiving his B.S. in Finance in 1993, his M.B.A. in 1995 and his Chartered Financial Analyst® designation in 1998. Mr. Vogler joined the Investment Advisor in 1995 and his current position is Portfolio Manager.

17

For the stock portion of the Fund, Mr. Vogler is assisted by a committee led by John D. Enlund and members Bruce Finks, John Jacobs and Greg Winn. See “VP Growth Fund” for biographies of Mr. Enlund, Mr. Winn and Mr. Finks.

John Jacobs is the manager of the fixed-income portion of the Fund. Mr. Jacobs earned a B.S. in Business and Finance in 1970 from Illinois Wesleyan University. He is a Chartered Financial Analyst® and has served as a member of the Investment Advisor’s investment committee. Prior to joining the Investment Advisor in 1975, Mr. Jacobs was an account executive for one of the leading national brokerage firms. Mr. Jacobs has been managing the fixed-income portion of the comparable COUNTRY Trust Bank-managed mutual fund portfolio since December of 1978.

VP Short-Term Bond Fund
John Jacobs, Chad M. Moser, and Scott Skowronski are joint-managers for this Fund. See “VP Balanced Fund” for Mr. Jacobs’ biography.

Mr. Moser received his Bachelor of Arts degree in Accounting from Illinois Wesleyan University in 1998. He joined the Investment Advisor as an investment analyst in 1999, and had management responsibilities with the Money Market Fund (no longer available) from 1999 to 2001. He began assisting with the comparable COUNTRY Trust Bank-managed mutual fund portfolio in 2000. He is a Chartered Financial Analyst®.

Mr. Skowronski received his Bachelor of Arts degree in Risk Management from Illinois Wesleyan University in 1997. He joined the advisor in 1998 and began assisting with the Fund in 2001. He had management responsibilities with the Money Market Fund (no longer available) from 2000-2002. He earned the Chartered Financial Analyst® designation in 2002.

VP Bond Fund
John Jacobs , Chad Moser and Scott Skowronski are joing managers for this Fund.  See "VP balanced Fund" for Mr. Jacobs' biography.  See "VP Short-Term Bond Fund" for biographies of Mr. Moser and Mr. Skowronski.

The Statement of Additional Information (“SAI”) provides additional information about the Portfolio Managers’ compensation, other accounts managed by the Portfolio Managers and the Portfolio Managers’ ownership of securities in the Funds.

18

Purchase and Redemption Price
This Prospectus and the related Statement of Additional Information do not constitute an offer to sell or a solicitation of an offer to buy shares in the Funds, nor shall any such shares be offered or sold to any person in any jurisdiction in which an offer, solicitation, purchase or sale would be unlawful under the securities laws of such jurisdiction.

Purchase Price: Shares of all Funds are sold at the net asset value per share (NAV) next determined after receipt of the order by the Funds. The NAV for all Funds is calculated at the close of regular trading hours of the New York Stock Exchange, normally 3:00 p.m. Central Time. Each Fund’s investments are valued based on market value, or where market quotations are not readily available, based on fair value as determined in good faith by the Funds’ board of trustees.

Timing of Requests: All requests received by the Funds before 3:00 p.m. Central Time will be executed the same day, at that day’s closing share price. Orders received after 3:00 p.m. Central Time will be executed the following day, at that day’s closing share price. Shares will not be priced on days when the New York Stock Exchange is closed.

Stock Exchange Closings: Shares of the Funds will not be priced and are not available for purchase when the New York Stock Exchange and/or Federal Reserve are closed, including the following days: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans’ Day, Thanksgiving Day, Christmas Eve and Christmas Day.

Fair Value Pricing: The Funds have implemented procedures which are used to determine the prices of securities held in the Funds’ portfolio, as well as the Funds’ daily NAV. Generally, if market quotations do not accurately reflect fair value for a security, or if a security’s value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Funds’ Board of Trustees believes accurately reflects fair value.

In the event it is necessary to determine fair value of a particular security, the Funds’ Valuation Committee will undertake the valuation. The criteria which are reviewed to determine fair value include: (a) fundamental analytical data relating to the investment; (b) the nature and duration of restrictions on disposition of the securities in question; and (c) the forces which influence the market in which those securities are purchased and sold.

Overall, there can be no assurance that the Funds can purchase or sell a portfolio security at the price used to calculate the Funds’ NAV. In the case of portfolio securities, lack of information and uncertainty about the significance of information may lead to a conclusion that a prior valuation is the best indication of a portfolio security's present value. Fair values generally remain unchanged until new information becomes available. Consequently, changes in the fair value of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued by an independent pricing service, or based on market quotations.

When fair-value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities. Due to the subjective and variable nature of fair value pricing, it is possible that the fair value determined for a particular security may be materially different from the value realized upon such security's sale. Therefore, if a shareholder purchases or redeems shares in a Fund that holds securities priced at a fair value, this may have the effect of increasing or decreasing the number of shares received in a purchase or the value of the proceeds received upon a redemption.

19

Market Timing: Frequent or short-term purchases and redemptions of Fund shares, such as those associated with “market timing” transactions, can adversely affect the Funds and the returns achieved by their shareholders. In particular, such activity may dilute the value of the shares of the Funds, interfere with the efficient management of the Funds, and increase brokerage and administrative costs of the Funds. In order to try to protect shareholders from potentially harmful trading activity, the Funds have certain market timing policies and procedures (the “Market Timing Procedures”). The Funds’ Market Timing Procedures are designed to detect and prevent frequent or short-term activity within the Funds that may adversely affect other shareholders.

More specifically, the Funds’ Market Timing Procedures detect potential market timers by examining the number and/or size of transfers made by shareholders within given periods of time, as well as the number of “round trip” purchases and redemptions or redemptions and purchases into and out of the Funds. For purposes of applying the parameters used to detect potential market timers, the Funds may aggregate transfers made under multiple accounts owned by the same shareholder. The Funds also coordinate with omnibus account holders to identify potential market timers, and will investigate any patterns of trading behavior identified in those accounts that may not have been captured through operation of our Market Timing Procedures. Currently the Funds apply these Market Timing Procedures uniformly to all shareholders of the Funds. However, the Funds reserve the right to vary their Market Timing Procedures from Fund to Fund, and to be more restrictive with regard to certain Funds than others.

Shareholders seeking to engage in transactions may deploy a variety of strategies to avoid detection. The Funds’ ability to detect and deter such transfer activity is limited by operational systems and technological limitations. In addition, the terms of any contract within which Funds may be sold may also limit our ability to address this issue. Furthermore, the identification of shareholders determined to be engaged in transfer activity that may adversely affect the other shareholders involves judgments that are inherently subjective. Accordingly, despite the Funds’ best efforts, the Funds cannot guarantee that their Market Timing Procedures will detect every potential market timer, but the Funds seek to apply their Market Timing Procedures consistently to all shareholders. To minimize harm to the Funds and their shareholders, the Funds reserve the right to reject any purchase order (including exchanges) from any shareholder or redeem the shares of any shareholder who the Funds believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to the Funds. In making this judgment, the Funds may consider trading done in multiple accounts under common ownership or control.

In the Funds’ sole discretion, the Funds may revise their Market Timing Procedures at any time without prior notice as necessary to better detect and deter frequent or short-term fund activity that may adversely affect other shareholders, to comply with state or federal regulatory requirements, or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers) or redemption fees.

20

The Distributor
COUNTRY Capital Management Company, a registered broker-dealer affiliated with COUNTRY Trust Bank, currently serves as the distributor for the Funds on a best efforts basis. The Funds have adopted a plan under Rule 12b-1 under the Investment Company Act of 1940 (“1940 Act”). This plan allows each Fund to pay distribution fees for the sale and distribution of its shares. For instance, fees are paid to persons who sell the Funds’ shares. From time to time, additional cash compensation may be paid by affiliated insurance companies to persons affiliated with COUNTRY Capital Management Company, a registered broker-dealer affiliated with COUNTRY Trust Bank, who reach certain sales goals. Because these fees are paid out of the Funds’ assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of charges. However, no charges are currently assessed under this plan.

The Funds are available only to persons who own Contracts issued by a life insurance company. The Trust has obtained exemptive relief from the SEC to permit Funds’ shares to be offered and sold to variable annuity and variable life separate accounts of various insurance companies, which may not be affiliated with one another, as well as to qualified plans. The Funds and/or COUNTRY Trust Bank may make payments to life insurance companies issuing Contracts to compensate them for various sub-administrative services provided to the Fund and Contract owners.

The Funds do not currently foresee any disadvantage to Contract owners arising from offering the Funds’ shares to separate accounts funding variable annuity contracts and separate accounts funding variable life insurance policies or to separate accounts of insurance companies that are unaffiliated with one another. However, it is theoretically possible that the interests of owners of various Contracts participating in the Funds through separate accounts funding those Contracts might at some time be in conflict. In the case of a material irreconcilable conflict, one or more separate accounts might withdraw their investments in one or more of the Funds, which might force the affected Funds to sell portfolio securities at disadvantageous prices.

21

Distributions and Taxes
Each Fund is a regulated investment company (“RIC”) for federal income tax purposes. RICs are generally not taxed at the entity (Fund) level. They pass through their income and gains to their shareholders by paying dividends. Each Fund will be treated as a RIC if it meets specified federal income tax rules, including types of investments, limits on investments, calculation of income, and dividend payment requirements.

Although each Fund expects to operate so as to have no federal tax liability, if a Fund has any federal tax liability, that could hurt the investment performance of that Fund. Because each Fund may invest in foreign securities or hold foreign currencies, it could be subject to foreign taxes which could reduce the investment performance of that Fund.

In addition, each Fund will diversify its investments so that on the last day of each quarter of a calendar year, no more than 55% of the value of their total assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. For this purpose, securities of a single issuer are treated as one investment and each U.S. Government agency or instrumentality is treated as a separate issuer. Any security issued, guaranteed, or insured (to the extent so guaranteed or insured) by the U.S. Government or an agency or instrumentality of the U.S. Government is treated as a security issued by the U.S. Government or its agency or instrumentality, whichever is applicable.

It is important for each Fund to maintain its RIC status because the insurance company separate accounts investing in that Fund will then be permitted to use a favorable federal income tax diversification testing rule in determining whether the Contracts indirectly funded by that Fund meet tax qualification rules for variable insurance contracts. If a Fund fails to meet the diversification requirements set forth above, owners of non-pension plan Contracts funded through that Fund could be taxed immediately on the accumulated investment earnings under their Contracts and could lose any benefit of tax deferral. COUNTRY Trust Bank, therefore, carefully monitors compliance with all of the diversification requirements.

Each Fund currently declares and pays dividends on net investment income, if any, and distributes all realized capital gains, at least annually.

22

Other Securities and Risks
Each Fund’s portfolio securities and investment practices offer certain opportunities and carry various risks. Major investments and risk factors are outlined in the front of the Prospectus. Below are brief descriptions of other securities and practices, along with their associated risks. These risks are not considered principal risks for the Funds, except foreign securities in the case of the Funds and any mortgage-related securities in the case of the VP Balanced Fund, the VP Short-Term Bond Fund and the VP Bond Fund. Any of the Funds may engage in these practices, except as otherwise described in this Prospectus and the Statement of Additional Information.

Defensive Investing: The Funds may, from time to time, take temporary defensive positions that are inconsistent with each Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. When a Fund takes a temporary defensive position it may not achieve its investment goals.

Foreign Securities: Foreign securities present risks beyond those of U.S. securities. They are generally more volatile and less liquid than their U.S. counterparts. Moreover, changes in currency exchange rates have the potential to reduce or eliminate certain gains achieved in securities markets or create net losses. These risks are usually higher for investments in less developed markets.

When-Issued Securities: The Funds may invest in securities prior to their date of issue. These securities could fall in value by the time they are actually issued, which may be any time from a few days to over a year.

Repurchase Agreements: The Funds may buy securities with the understanding that the seller will buy them back with interest at a later date. If the seller is unable to honor its commitment to repurchase the securities, the Funds could lose money.

Securities of Other Investment Companies: The Funds may invest in shares of other investment companies to the extent permitted by the 1940 Act, or any rules and/or exemptive orders issued thereunder. To the extent the Funds invest in shares of an investment company, they will bear their pro rata share of the other investment company’s expenses, such as investment advisory and distribution fees and operating expenses.

Zero Coupons: A zero coupon security is a debt security that is purchased and traded at a discount to its face value because it pays no interest for some or all of its life. Interest, however, is reported as income to the Fund and the Fund is required to distribute to shareholders an amount equal to the amount reported. Those distributions may force the Fund to liquidate portfolio securities at a disadvantageous time.

Asset-Backed Securities: Asset-backed securities represent interests in pools of debt (other than mortgage notes), such as credit card accounts. The principal risks of asset-backed securities are that on the underlying obligations, payments may be made more slowly, and rates of default may be higher than expected. In addition, because some of these securities are new or complex, unanticipated problems may affect their value or liquidity.

Mortgage-Related Securities: These securities, which represent interests in pools of mortgages, may offer attractive yields but generally carry additional risks. The prices and yields of mortgage-related securities typically assume that the securities will be redeemed at a given time before maturity. When interest rates fall substantially, these securities usually are redeemed early because the underlying mortgages are often prepaid. The Fund would then have to reinvest the money at a lower rate. The price or yield of mortgage-related securities may fall if they are redeemed later than expected.

23

Non-Insured: An investment in the Funds is not a deposit of COUNTRY Trust Bank, the Investment Advisor, and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Office of Thrift Supervision or any other government agency. The Funds may invest in securities issued by government-sponsored entities. Although the issuer may be chartered by Acts of Congress, investments in securities issued by government-sponsored entities are neither insured nor guaranteed by the United States Treasury.

24

Financial Highlights
The financial highlights tables are intended to help you understand the Funds’ financial performance for the fiscal periods indicated. Certain information reflects financial results for a single Fund share. Total return shows how much your investment in the Fund(s) would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been audited by Ernst & Young LLP for the fiscal periods ended December 31, 2004 and December 31, 2003 respectively, whose report, along with the Funds’ financial statements, are included in the Funds’ annual report which is available upon request.

	COUNTRY VP Growth Fund For the Year Ended 12/31/04	COUNTRY VP Growth Fund For the Period 11/17/03(1) through 12/31/03

Net asset value, beginning of year	$10.61	$10.00
Income from investment operations
Net investment income	0.13	0.01
Net realized and unrealized gains	0.68	0.61
Total from investment operations	0.81	0.62
Less distributions
Dividends from net investment income	(0.13)	(0.01)
Distributions from capital gains	(0.10)	—
Total distributions	(0.23)	(0.01)
Net asset value, end of year	$11.19	$10.61

Total investment return (2)	7.60%	6.20%	**

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$11,521	$10,608
Ratio of expenses to average net assets:
Before expense waiver and reimbursement (3)	1.41%	2.07%	*
After expense waiver and reimbursement (3)	0.90%	0.90%	*
Ratio of net investment income to average net assets:
Before expense waiver and reimbursement (3)	0.67%	-0.33%	*
After expense waiver and reimbursement (3)	1.18%	0.84%	*
Portfolio turnover rate	13.18%	0.00%	**

(1) Commencement of operations.
(2) Performance would have been lower if returns had taken insurance charges into account.
(3) Does not include insurance charges.
* Annualized.
** Not annualized.

25

	COUNTRY VP Balanced Fund For the Year Ended 12/31/04	COUNTRY VP Balanced Fund For the Period 11/17/03(1) through 12/31/03

Net asset value, beginning of year	$10.37	$10.00
Income from investment operations
Net investment income	0.20	0.02
Net realized and unrealized gains	0.50	0.37
Total from investment operations	0.70	0.39
Less distributions
Dividends from net investment income	(0.21)	(0.02)
Distributions from capital gains	(0.09)	—
Total distributions	(0.30)	(0.02)
Net asset value, end of year	$10.77	$10.37

Total investment return (2)	6.84%	3.88%	**

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$10,843	$10,374
Ratio of expenses to average net assets:
Before expense waiver and reimbursement (3)	1.45%	2.16%	*
After expense waiver and reimbursement (3)	0.90%	0.90%	*
Ratio of net investment income to average net assets:
Before expense waiver and reimbursement (3)	1.32%	0.23%	*
After expense waiver and reimbursement (3)	1.87%	1.49%	*
Portfolio turnover rate	23.85%	9.76%	**

(1) Commencement of operations.
(2) Performance would have been lower if returns had taken insurance charges into account.
(3) Does not include insurance charges.
* Annualized.
** Not annualized.

26

	COUNTRY VP Short-Term Bond Fund For the Year Ended 12/31/04	COUNTRY VP Short-Term Bond Fund For the Period 11/17/03(1) through 12/31/03

Net asset value, beginning of year	$10.02	$10.00
Income from investment operations
Net investment income	0.20	0.01
Net realized and unrealized gains/(losses)	(0.07)	0.02
Total from investment operations	0.13	0.03
Less distributions
Dividends from net investment income	(0.22)	(0.01)
Distributions from capital gains	—	—
Total distributions	(0.22)	(0.01)
Net asset value, end of year	$9.93	$10.02

Total investment return (2)	1.35%	0.33%	**

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$14,946	$15,030
Ratio of expenses to average net assets:
Before expense waiver and reimbursement (3)	1.13%	1.62%	*
After expense waiver and reimbursement (3)	0.70%	0.70%	*
Ratio of net investment income to average net assets:
Before expense waiver and reimbursement (3)	1.59%	0.20%	*
After expense waiver and reimbursement (3)	2.02%	1.12%	*
Portfolio turnover rate	45.57%	0.15%	**

(1) Commencement of operations.
(2) Performance would have been lower if returns had taken insurance charges into account.
(3) Does not include insurance charges.
* Annualized.
** Not annualized.

27

	COUNTRY VP Bond Fund For the Year Ended 12/31/04	COUNTRY VP Bond Fund For the Period 11/17/03(1) through 12/31/03

Net asset value, beginning of year	$10.01	$10.00
Income from investment operations
Net investment income	0.29	0.02
Net realized and unrealized gains	0.05	0.01
Total from investment operations	0.34	0.03
Less distributions
Dividends from net investment income	(0.31)	(0.02)
Distributions from capital gains	(0.01)	-
Total distributions	(0.32)	(0.02)
Net asset value, end of year	$10.03	$10.01

Total investment return (2)	3.46%	0.35%	**

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$15,252	$15,011
Ratio of expenses to average net assets:
Before expense waiver and reimbursement (3)	1.38%	1.90%	*
After expense waiver and reimbursement (3)	0.70%	0.70%	*
Ratio of net investment income to average net assets:
Before expense waiver and reimbursement (3)	2.20%	0.86%	*
After expense waiver and reimbursement (3)	2.88%	2.06%	*
Portfolio turnover rate	35.22%	11.30%	**

(1) Commencement of operations.
(2) Performance would have been lower if returns had taken insurance charges into account.
(3) Does not include insurance charges.
* Annualized.
** Not annualized.

28

Additional Information

Annual/Semi-Annual Report to Shareholders:

Additional information about each Fund’s investments is available in the annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year.

Statement of Additional Information (SAI):

The SAI contains more detailed information on all aspects of the Funds. It has been filed with the Securities and Exchange Commission and is incorporated by reference.

To request a free copy of the current annual/semi-annual report or SAI, please write or call
Variable Product Service Center for
COUNTRY Investors Life Assurance Company
P.O. Box 9239
Des Moines, Iowa 50306-9239

or contact
Variable Product Service Center for
COUNTRY Investors Life Assurance Company
1-888-349-4658

The annual/semi-annual reports and SAI for the Funds are not currently available on the Funds’ website as the VP Funds are sold to insurance company separate accounts in connection with variable annuity contracts or variable life insurance policies, and are not sold directly to investors.

Information about the Funds (including the SAI) can be reviewed and copied at the Commission’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at (202)942-8090. Reports and other information about the Funds are available on the EDGAR Database on the Commission’s Internet site at http://www.sec.gov. You may request documents from the SEC, upon payment of a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission’s Public Reference Section, Washington, D.C. 20549-0102. To aid you in obtaining this information, the Funds’ 1940 Act registration number is 811-10475.

investment and retirement solutions
COUNTRY Trust Bank
1705 Towanda Avenue, PO Box 2020
Bloomington, IL 61702-2020
www.countryinvestment.com
1-800-422-8261

STATEMENT OF ADDITIONAL INFORMATION

April 30, 2005

COUNTRY VP Growth Fund
COUNTRY VP Balanced Fund
COUNTRY VP Short-Term Bond Fund
COUNTRY VP Bond Fund
Each a series of COUNTRY Mutual Funds Trust

1705 Towanda Avenue
Bloomington, IL 61702
(309) 821-4600

This Statement of Additional Information is not a prospectus and is intended only to provide additional information regarding the activities and operations of the Funds. It should be read in conjunction with the Funds’ Prospectus dated April 30, 2005, and is incorporated by reference in its entirety into the Prospectus. Unless otherwise defined herein, capitalized terms have the meanings given to them in the Prospectus. The Funds’ most recent Annual Report to Shareholders is a separate document that is incorporated by reference in this Statement of Additional Information.

You may request a copy of the Funds’ Prospectus or a paper copy of this SAI, if you have received it electronically, free of charge from COUNTRY Trust Bank, 1705 Towanda Avenue, Bloomington, IL 61702, at the telephone number listed above, or by contacting the Funds’ principal underwriter, COUNTRY Capital Management Company, 1705 Towanda Avenue, Bloomington, Illinois (309) 821-5228.

1

Table of Contents

History of the Funds	3

Description of Investments and Risks	4

Investment Restrictions	8

Portfolio Turnover	10

Portfolio Holdings Information	10

Management	11

Codes of Ethics	18

Proxy Voting and Principal Holders of Securities	18

Control Persons and Principal Holders of Securities	19

Investment Advisory and Other Services	20

Other Service Providers	25

Brokerage

Purchases, Redemptions, and Pricing of Shares	28

Taxation	30

Distributor Compensation	31

Calculation of Performance Data	32

Financial Statements	34

Appendix “A” - Descriptions of Securities Ratings	35

2

History of the Funds

This Statement of Additional Information pertains to COUNTRY Mutual Funds Trust (“Trust”), a Delaware statutory trust organized August 13, 2001. Effective October 31, 2001, COUNTRY Mutual Funds Trust became the successor in interest to four Maryland corporations, COUNTRY Growth Fund, Inc., COUNTRY Asset Allocation Fund, Inc., COUNTRY Tax Exempt Bond Fund, Inc. and COUNTRY Taxable Fixed Income Series Fund, Inc. through a reorganization approved by shareholders of each of the funds.

Currently the Trust consists of nine funds (series). Five of the funds are offered directly to investors under a separate Prospectus and Statement of Additional Information. This Statement of Additional Information does not pertain to those funds and does not modify the information provided in relation to those funds. This Statement of Additional Information pertains to the following four separate funds (each a “Fund,” and collectively, the “Funds”) described herein:

COUNTRY VP Growth Fund (“VP Growth Fund”)
COUNTRY VP Balanced Fund (“VP Balanced Fund”)
COUNTRY VP Short-Term Bond Fund (“VP Short-Term Bond Fund”)
COUNTRY VP Bond Fund (“VP Bond Fund”)

The Funds’ shares offered hereby are to be sold to insurance company separate accounts in connection with variable annuity contracts or variable life insurance policies (“Contract” or collectively, “Contracts”) issued by those insurance companies. This Statement of Additional Information is designed to help you make an informed decision about the four Funds that are available under your Contract.

Classification:
The Funds are classified as open-end management investment companies. The Funds are diversified, which means that, with respect to 75% of its total assets, a Fund will not invest more than 5% of its assets in the securities of any single issuer (other than securities issued by the U.S. government or its agencies or instrumentalities).

3

Description of Investments and Risks

The following paragraphs provide a more detailed description of the investment policies and risks of the Funds as described in the Prospectus. None of these investment policies are fundamental and each may be changed by the Board of Trustees of the Trust (“Board”).

Credit Quality:
The following section describes credit quality ratings applicable to various types of investments of the Funds. Under normal circumstances, the Funds will not purchase investments rated below these ratings. However, each Fund may purchase investments which, although not rated, are considered by management to have investment quality comparable to the applicable minimum rating. In the event a security held by the Fund is downgraded below the minimum rating stated below, the investment advisor shall promptly reassess the risks involved and take such actions as it determines are in the best interests of the Fund and its shareholders.

VP Growth Fund: When investing in fixed income securities, the VP Growth Fund’s management intends to invest in those securities which are rated at the time of purchase within the four highest grades assigned by Moody’s Investors Service, Inc. (“Moody’s”) (Aaa, Aa, A, or Baa) or Standard & Poor’s Rating Services (“S&P”) (AAA, AA, A, or BBB).

VP Balanced Fund: The Fund may invest in commercial paper rated in the top two grades - “Prime-1” or “Prime-2” by Moody’s or “A-1” or “A-2” by S&P; and fixed income securities rated at the time of purchase within the four highest grades assigned by Moody’s (Aaa, Aa, A, or Baa) or S&P (AAA, AA, A, or BBB).

VP Bond Fund and VP Short-Term Bond Fund: At least 80% of each Fund’s assets will consist of obligations of corporations or other entities which, at the time of purchase by the Funds are rated at least “A-” by S&P or “A3” by Moody’s, and of securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities. Up to 20% of each Fund’s net assets may consist of commercial paper of U.S. issuers rated “A-1” or “A-2” by S&P or “P-1” or “P-2” by Moody’s, certificates of deposit, time deposits and bankers’ acceptances, and bonds which are rated in any category lower than “A-” by S&P and “A3” by Moody’s. When deemed necessary for temporary defensive purposes, each Fund’s investment in commercial paper, certificates of deposit, time deposits and bankers’ acceptances may exceed 20% of its net assets, although each Fund currently does not intend to invest more than 5% of its assets in any one of these types of instruments. Commercial paper and certificates of deposit could be over 5%. Under no circumstances will the Funds invest more than 20% of its net assets in corporate bonds which are rated lower than “A-” by S&P and “A3” by Moody’s or are unrated. Obligations rated “BBB” by S&P or “Baa” by Moody’s are considered investment grade obligations which lack outstanding investment characteristics and may have speculative characteristics as well.

Description of Investments:
Shareholders should understand that all investments involve risk and there can be no guarantee against loss resulting from an investment in the Funds. Unless otherwise indicated, all percentage limitations governing the investments of the Funds apply only at the time of transaction. Under normal circumstances, only the Funds indicated will invest in each type of security.

Fixed-Income Securities:
All Funds may invest in fixed-income securities. Even though interest-bearing securities are investments which promise a stable stream of income, the prices of such securities are affected by changes in interest rates. In general, bond prices rise when interest rates fall and fall when interest rates rise. The values of fixed-income securities also may be affected by changes in the credit rating or financial condition of the issuing entities. Once the rating of a portfolio security has been changed, the Fund will consider all circumstances deemed relevant in determining whether to continue to hold the security.

4

Foreign Securities:
Since the VP Growth Fund, the VP Short-Term Bond Fund, the VP Bond Fund (up to 10%) and the VP Balanced Fund may invest in securities of foreign issuers, these Funds may be subject to investment risks that are greater in some respects than those incurred by a portfolio which invests only in securities of U.S. domestic issuers. Such risks include future political and economic developments, the possible imposition of foreign withholding taxes on interest income payable on the securities, the possible establishment of exchange controls, the possible seizure or nationalization of foreign deposits, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such securities.

Forward Commitments and When-Issued Securities:
The VP Bond Fund, VP Short-Term Bond Fund and VP Balanced Fund may purchase securities on a forward commitment or when-issued basis, which means that the price is fixed at the time of commitment, but delivery and payment ordinarily take place a number of days after the commitment to purchase. The Funds will make commitments to purchase such securities only with the intention of actually acquiring the securities, but the Funds may sell these securities before the settlement date if it is deemed advisable. To facilitate purchases, equivalent deliverable securities will be pledged for the transactions. On delivery dates for such purchases, the Funds will meet the purchase obligations from maturities, sales of other securities or from other available sources of cash. During the time the purchase is outstanding, the contract is marked to market daily and included on the Fund’s Schedule of Investments. The Funds will not accrue income in respect of a forward commitment or when-issued security prior to its stated delivery date.

Securities purchased on a forward commitment or when-issued basis and the securities held in the VP Bond Fund portfolio are subject to changes in value (both generally changing in the same way, i.e., appreciating when interest rates decline and depreciating when interest rates rise) based upon the public’s perception of the creditworthiness of the issuer and changes, real or anticipated, in the level of interest rates. Securities purchased on a forward commitment or when-issued basis may expose the Funds to risk because they may experience such fluctuations prior to their actual delivery. Purchasing securities on a forward commitment or when-issued basis can involve the additional risk that the yield available in the market when the delivery takes place actually may be higher than that obtained in the transaction itself. Purchasing securities on a forward commitment or when-issued basis when each Fund is fully or almost fully invested may result in greater potential fluctuation in the value of each Fund’s net assets and their net asset value per share.

Government Securities:
All Funds may invest in certain securities issued or guaranteed by the U.S. government or its agencies or instrumentalities which includes U.S. Treasury securities, which differ in their interest rates, maturities and times of issuance. Treasury bills have a maturity of one year or less. Treasury notes have a maturity of one to ten years and Treasury bonds generally have maturities of greater than ten years at the date of issuance. Some obligations issued or guaranteed by U.S. government agencies and instrumentalities, such as Government National Mortgage Association pass-through certificates, are supported by the full faith and credit of the U.S. Treasury. Other obligations such as those of the Federal Home Loan Bank, are supported only by the credit of the instrumentalities. Government securities may have fixed, floating or variable rates of interest. Principal and interest may fluctuate based on generally recognized reference rates or the relationship of rates. No assurance can be given that the U.S. government would provide financial support to U.S. government instrumentalities as it is not obligated to do so by law. The Funds will invest in such securities only when it is satisfied that the credit risk with respect to the issuer is minimal.

5

Mortgage-Related Securities:
The VP Short-Term Bond Fund, VP Bond Fund and VP Balanced Fund may invest in mortgage-related securities which are collateralized by pools of mortgage loans assembled for sale to investors by various governmental agencies, such as Government National Mortgage Association and government-related organizations such as Federal National Mortgage Association and Federal Home Loan Mortgage Corporation, as well as by private issuers such as commercial banks, savings and loan institutions, mortgage banks and private mortgage insurance companies, and similar foreign entities. Mortgage-related securities are a form of derivative securities. The mortgage-related securities in which each Fund may invest include those with fixed, floating and variable interest rates and those with interest rates that change based on multiples of changes in interest rates. Although certain mortgage-related securities are guaranteed by a third party or otherwise similarly secured, the market value of the security, which may fluctuate, is not so secured. If a mortgage-related security is purchased at a premium, all or part of the premium may be lost if there is a decline in the market value of the security, whether resulting from changes in interest rates or prepayments in the underlying mortgage collateral. As with other interest-bearing securities, the prices of certain mortgage-backed securities are inversely affected by changes in interest rates. However, although the value of a mortgage-related security may decline when interest rates rise, the converse is not necessarily true, since in periods of declining interest rates the mortgage underlying the security are more likely to be prepaid. For this and other reasons, a mortgage-related security’s stated maturity may be shortened by unscheduled prepayments on the underlying mortgage and, therefore, it is not possible to predict accurately the security’s return to each Fund. Each Fund also may invest in collateralized mortgage obligations structures on pools of mortgage pass-through certificates or mortgage loans. The issuers of collateralized mortgage obligations typically do not have assets other than those pledged to secure separately the obligations. Holders of these obligations must rely principally on distributions on the underlying mortgage-related securities and other collateral securing the obligations for payments of principal and interest on the obligations. If the collateral securing the obligations is insufficient to make payments on the obligations, a holder could sustain a loss. Collateralized mortgage obligations will be purchased only if rated in one of the two highest rating categories by an NRSRO such as Moody’s or S&P.

Municipal Bonds:
The VP Bond Fund, VP Short-Term Bond Fund, and VP Balanced Fund may purchase municipal bonds which are generally debt obligations issued by states, territories and possessions of the United States and District of Columbia and their political subdivisions, agencies and instrumentalities. They are issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as: airports, bridges, highways, hospitals, housing, mass transportation, schools, streets, and water and sewer works. Other public purposes for which municipal bonds may be issued include obtaining funds for general operating expenses and obtaining funds to lend to other public institutions and facilities. In addition, certain types of industrial development bonds are issued by or on behalf of public authorities to obtain funds to provide: privately-operated housing facilities, airports, mass transit, industrial port or parking facilities, air or water pollution control facilities and certain facilities for water supply, gas, electricity or sewage or solid waste disposal. Other types of facilities and certain industrial development bonds, the proceeds of which are used for the acquisition, construction, reconstruction or improvement of or to provide equipment for privately operated industrial or commercial facilities, may qualify as municipal bonds, although current Federal tax laws place substantial limitations on the size of such funds. Moreover, when an industrial development bond is backed only by the assets and revenue of the non-governmental user, then such non-governmental user is deemed to be the issuer.

6

The two principal classifications of municipal bonds are “general obligation bonds” and “revenue bonds”. General obligation bonds are secured by the issuer’s pledge of its faith, credit and taxing power for the payment of principal and interest. The taxes are special assessments that can be levied for the payment of debt service and may be limited or unlimited as to rate or amount. Revenue bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source, but not from the general taxing power of the issuing municipality. Tax exempt industrial development bonds are in most cases revenue bonds and do not generally carry the pledge of the credit of the issuer of such bonds. There are variations in the security of municipal bonds, both within a particular classification and between classifications. A fund’s portfolio may include any combination of general obligation bonds, revenue bonds, and industrial revenue bonds, and it can be expected that the ratios of such bonds will vary from time to time.

Yields on municipal bonds are dependent on, among other things, general money market conditions, conditions of the municipal bond market, size of a particular offering, maturity of the obligation, the financial condition of the issuer, and the rating of the issue. Additionally, the imposition of the fund’s management fee, as well as other operating expenses, will have the effect of reducing yield to investors.

Repurchase Agreements:
All Funds may enter into repurchase agreements which are transactions in which the Funds purchase a security (usually a U.S. government obligation) and simultaneously obtain the commitment of the seller to repurchase the security at an agreed upon price on an agreed upon date. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the purchased security. Such transactions afford an opportunity for the Funds to earn a return on cash which is only temporarily available. The Funds’ risk is limited to the ability of the seller to pay the agreed upon sum upon the delivery date, but the seller’s obligation is in effect secured by the value of the underlying security. The Funds will only invest in repurchase agreements of domestic banks maturing in seven days or less and will not invest in repurchase agreements of broker-dealers.

If the seller of a repurchase agreement should default on its obligation to repurchase the securities, a Fund may experience delays or difficulties in exercising its rights upon the securities held as collateral and might incur a loss if the value of the securities should decline. A Fund also might incur disposition costs in connection with liquidating the securities. While the Funds acknowledge these risks, it is expected that they can be controlled through careful monitoring procedures offered by the advisor.

Restricted Securities:
The Funds will not make any investments in restricted securities (excluding securities which are eligible for resale pursuant to Rule 144A under the Securities Act of 1933).

Securities of Other Investment Companies:
The Funds may invest in shares of other investment companies to the extent permitted by the Investment Company Act of 1940, as amended (“1940 Act”), or any rules and/or exemptive orders issued thereunder. To the extent the Funds invest in shares of an investment company, they will bear their pro rata share of the other investment company’s expenses, such as investment advisory and distribution fees and operating expenses.

Normal and Temporary Defensive Cash Positions:
All Funds invest a portion of their assets in cash deposits or short-term bank deposits, shares of money market Funds and money market instruments which include U.S. Treasury bills, bank certificates of deposit (CDs), repurchase agreements, commercial paper, or banker’s acceptances. During periods of unusual economic or market conditions or for temporary defensive purposes, each Fund may increase its investment in cash or related investments.

7

Zero Coupon Securities:
The VP Bond Fund, VP Short-Term Bond Fund and VP Balanced Fund may invest in zero coupon U.S. Government securities, which are U.S. Government obligations that have been stripped of their unmatured interest coupons, the coupons themselves and receipts or certificates representing interests in such stripped debt obligations and coupons. The Fund also may invest in zero coupon securities issued by corporations and financial institutions and by foreign governments where such securities are denominated in U.S. dollars. A zero coupon security pays no interest to its holder during its life and is sold at a discount to its face value at maturity. The amount of the discount fluctuates with the market price of the security. The market prices of zero coupon securities generally are more volatile than the market price of securities that pay interest periodically and are likely to respond to a greater degree to changes in interest rates than non-zero coupon securities having similar maturities and credit qualities.

Investment Restrictions

Fundamental Investment Restrictions
The following investment restrictions are considered fundamental which means that they may be changed only by the vote of a majority of a Fund’s outstanding shares, which as used herein and in the Prospectus, means the lesser of: (1) 67% of such Fund’s outstanding shares present at a meeting, if the holders of more than 50% of the outstanding shares are present in person or by proxy, or (2) more than 50% of such Fund’s outstanding shares.

Restrictions Applicable to All Funds

No Fund will:

•	Borrow money or authorize or issue any class of senior securities, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Funds.

•

Underwrite or participate in the underwriting of securities of other issuers, except when it might technically be deemed to be an underwriter either (a) in connection with the disposition of a portfolio security, or (b) in connection with the purchase of securities directly from the issuer thereof in accordance with its investment objective. This restriction shall not limit the Funds’ ability to invest in securities issued by other registered investment companies.

•

Purchase or sell real estate, commodities, or commodity contracts. However, subject to other investment policies and restrictions the Funds may invest in securities of companies that deal in real estate or are engaged in the real estate business. A Fund may hold and sell real estate acquired through default, liquidation or other distribution of an interest in real estate as a result of the Fund’s ownership of securities.

•	Make loans, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Funds.

•

Purchase securities (except securities issued or guaranteed by the US Government, its agencies or instrumentalities) of any one issuer if, as a result, more than 5% of its total assets will be invested in the securities of such issuer or if it would own more than 10% of the voting securities of such issuer, except that (a) up to 25% of its total assets may be invested without regard to these limitations; and (b) a Fund’s assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Funds.

•

Purchase any securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that: (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government, any state or territory of the United States (tax exempt securities only), or any of their agencies, instrumentalities or political subdivisions, and (b) notwithstanding this limitation or any other fundamental investment limitation, assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Funds.

8

Non-Fundamental Investment Restrictions
The following restrictions are imposed by the management of the Funds, and may be modified by the Board without shareholder approval. All restrictions listed in this Statement of Additional Information other than those listed above as fundamental investment restrictions are non-fundamental. In addition to other restrictions previously noted,

Each Fund will not:
•	Invest in companies for purposes of exercising control or management.

•

Buy from or sell portfolio securities to any of its officers, trustees, employees, advisor or underwriter as principal except as otherwise approved by the Board and in accordance with Section 17 of the 1940 Act.

•	Purchase securities on margin, effect a short sale of any security, purchase or sell puts, calls, straddles or spreads, or participate in any joint or joint and several trading accounts.

•	Purchase or retain securities of any company if persons affiliated with such Fund or its advisor, as a group, beneficially own more than 1% of the securities of such a company.

•

Invest more than 15% of its net assets in illiquid securities. A security is illiquid if it cannot be disposed of in seven (7) days at a price approximately equal to the price at which the Fund is valuing the security.

•	Invest in investment companies, except in accordance with the restrictions imposed by the 1940 Act.

•

Purchase participations or other direct interests in or enter into leases with respect to, oil, gas, or other mineral exploration or development programs, except that the Fund may invest in securities issued by companies that engage in oil, gas or other mineral exploration or development activities or hold mineral leases acquired as a result of its ownership of securities.

The VP Balanced Fund will not:
•	Invest less than 25% of its assets in equities or less than 25% of its assets in fixed income securities.

The VP Short-Term Bond Fund and VP Bond Fund will not:
•	Invest less than 80% of their assets in bonds.

9

Portfolio Turnover

The table below indicates each Fund’s portfolio turnover for the most recently completed fiscal period.

	Fiscal Period	Fiscal Period
Fund Name	Ended 12/31/04	Ended 12/31/03*

VP Growth Fund	13.18%	0.00%
VP Balanced Fund	23.85%	9.76%
VP Short-Term Bond Fund	45.57%	0.15%
VP Bond Fund	35.22%	11.30%
*The Funds commenced operations on November 17, 2003.

Portfolio Holdings Information

The Advisor and the Fund are subject to portfolio holdings disclosure policies that have been approved by the Board of Trustees. These policies govern the timing and circumstances of disclosure to shareholders and third parties about the portfolio investments which the Funds hold.

Disclosure of the Funds’ complete holdings is required to be made quarterly within 60 days of the end of each fiscal quarter in the Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings report on Form N-Q. These reports are available, free of charge, on the EDGAR database on the SEC’s website at www.sec.gov.

Pursuant to the Funds’ portfolio holdings disclosure policies, information about the Funds’ portfolio holdings is not distributed to any person unless:

•	The disclosure is required pursuant to a regulatory request, court order or is legally required in the context of other legal proceedings;

•

The disclosure is made to a mutual fund rating and/or ranking organization, or person performing similar functions, who is subject to a duty of confidentiality, including a duty not to trade on any non-public information; or the disclosure is made pursuant to the advisor or U.S. Bancorp Fund Services, LLC’s (“USBFS”) disclosure policies and procedures, which currently provide for the delivery of information regarding Fund portfolio holdings to rating and/or ranking organizations including, without limitation, Lipper, Morningstar, Standard & Poor’s, and Bloomberg, which delivery currently occurs between the fifth and the tenth business day of the month following the end of a calendar quarter, provided that disclosure and trading prohibitions are in place;

•

The disclosure is made to internal or affiliated parties involved in the investment process, including, but not limited to, the administration, operations, pricing, proxy voting, custody, accounting, oversight, counsel, or regulation of the Funds;

•

The disclosure is made: (a) in connection with a quarterly, semi-annual or annual report that is available to the public; or (b) relates to information that is otherwise available to the public, such as on the Funds’ website; or the disclosure is made with the prior written approval of either the Trust’s Controller or its Chief Compliance Officer.

The Fund believes that these third parties have legitimate objectives in requesting such portfolio holdings information. Such disclosure may be made only if the recipients of such information are subject to a confidentiality agreement. The portfolio holdings information that may be distributed is limited to the information that the Adviser believes is reasonably necessary in connection with the services to be provided by the service provider receiving the information. Any disclosures to additional parties not described above is made with the prior written approval of either the Trust’s Controller or its Chief Compliance Officer, pursuant to the Funds’ policies regarding disclosure of portfolio holdings. The Funds’ Trustees will be provided at least annually a list of entities that have received such information, the frequency of such disclosures and the business purposes of the disclosures.

10

No compensation or other consideration (as contemplated by SEC rules and regulations) is received by the Fund, its investment adviser, or any other party in connection with the ongoing arrangements described above.

Management

Trustees and Officers of the Funds
The operations of each Fund are under the direction of the Board who have been elected by the shareholders of the Trust. The Board establishes each Fund’s policies and oversees and reviews the management of each Fund. The Board meets regularly to review the activities of the officers, who are responsible for day-to-day operations of the Funds. To assist the trustees and officers in carrying out their duties and responsibilities, the Funds have employed COUNTRY Trust Bank as their investment advisor (“Investment Advisor”). The Board reviews the various services provided by the Investment Advisor to ensure that each Fund’s general investment policies and programs are being carried out and administrative services are being provided to the Funds in a satisfactory manner.

The Trustees and executive officers of the Funds and their principal occupations during the past five years are set forth below. Trustees are elected to serve until the next meeting of shareholders or until their successors are elected and qualified. Officers are elected annually by the Trustees to serve for one year or until the next election of officers of the Trust. An asterisk indicates a Trustee who may be deemed to be an “interested person” (as that term is defined in the 1940 Act) of the Funds. All Trustees classified by the Funds as “interested trustees” also serve as directors of Illinois Agricultural Association (“IAA”), Illinois Agricultural Holding Co. (“IAHC”), COUNTRY Life Insurance Company (“CLIC”), COUNTRY Mutual Insurance Company (“CMIC”) and COUNTRY Trust Bank (“CTB”). IAHC owns 99.9% of the outstanding stock of CLIC. CLIC owns 100% of the outstanding stock of CTB. Philip T. Nelson serves as Trustee and as President of CLIC, CTB, IAHC and IAA.

11

Board of Trustees

Name, Address, and Age(1)	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Independent Trustees
Nancy J. Erickson, 47	Trustee	1995-Present	Farmer.	9	President of McHatton Farm Management, Inc., 1981 to date.
Ailene Miller, 79	Trustee	1991-Present	Retired.	9	McLean County (Illinois) Board Member, 1986 to date; Member of IAA Foundation Trustee Emeritus, 1988 to date.
Charlot R. Cole, 63	Trustee	1996-Present	Farmer.	9
Property Developer, 1979 to date;

Member Macoupin-Greene County Cooperation Extension Council (formerly Macoupin County Cooperative Extension Council), 1992 to date and President, 1995 to date;

Secretary/Treasurer, Cole Farms, Inc., 1993 to date.

Roger D. Grace, 58	Trustee	2001-Present	Farmer.	9	Director, Illini FS, Inc., 1990 to date; Secretary, Illini FS, Inc., 1997 to date.
Robert W. Weldon, 71	Trustee	2003-Present	Retired.	9
Board Member: Town of Normal Police Pension Board, 2001 to date;

Vice President-Finance & Treasurer: Illinois Agricultural Association and Affiliated Companies, 1974 to 1998(3); Treasurer:

IAA Trust Company (Now COUNTRY Trust Bank), 1974 to 1998.

Interested Trustees(2)
Philip T. Nelson, 47	Trustee & President	2003-Present	Farmer.	9	Director and President: Illinois Agricultural Association and Affiliated Companies, 2003 to date(3); Director and President: COUNTRY Trust Bank, 2003 to date;
Robert L. Phelps, 52	Trustee	2000-Present	Farmer.	9	Director: Illinois Agricultural Association and Affiliated Companies, 1992 to 2004; Director: COUNTRY Trust Bank, 1998 to 2004.

12

Name, Address, and Age(1)	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
David A. Downs, 56	Trustee	2002-Present	Farmer.	9	Director: Illinois Agricultural Association and Affiliated Companies, 1996 to date; Director: COUNTRY Trust Bank, 2002 to date.

(1)	Each of the interested Trustees/nominees either serves or served within the past two (2) years as a Director of the Illinois Agricultural Association (IAA), Illinois Agricultural Holding Co. (IAHC), COUNTRY Life Insurance Company (CLIC), COUNTRY Mutual Insurance Company (CMIC), and COUNTRY Trust Bank (CTB). IAA owns 98.3% of the outstanding voting securities of IAHC. IAHC owns 99.9% of the outstanding voting securities of CLIC. CLIC owns 100% the outstanding voting securities of CTB. CLIC owns 100% of the outstanding voting securities of CCMC.

(2)	The mailing address for all the Funds’ Officers and Trustees is in care of the COUNTRY Mutual Funds, 1705 Towanda Avenue, Bloomington, Illinois 61702.

(3)	Affiliated Companies of the Illinois Agricultural Association include without limitation members of the COUNTRY Insurance & Financial Services Group, Illinois Agricultural Holding Co., AgriVisor Services, Inc., Illinois Agricultural Service Company, and IAA Foundation.

13

Officers

Name, Address, and Age(1)	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Richard L. Guebert, Jr., 53	Vice President	2004-Present
Director & Vice President: Illinois Agricultural Association and Affiliated Companies, 2003 to date; Vice President: COUNTRY Trust Bank, 2003 to date; President - Randolph County Farm Bureau, 1997 to 2003. Farmer.

John D. Blackburn, 57	Vice President	2001-Present	Chief Executive Officer: COUNTRY Insurance & Financial Services(1), 2001 to date; Senior Vice President Marketing: COUNTRY Insurance & Financial Services, 1996 to 2001.
Robert W. Rush, Jr., 59	Vice President	1999-Present	Executive Vice President & Trust Officer: COUNTRY Trust Bank, 1999 to date; Chairman, President & CEO: Bank One Illinois, 1972 to 1999 (including predecessor positions and companies).
Bruce D. Finks, 52	Vice President	1996-Present	Vice President - Investments: COUNTRY Trust Bank, 1995 to date.
Robert J. McDade, 36	Vice President,	2003-Present
Vice President - Trust Services: COUNTRY Trust Bank, 4/28/03 to date. Assistant General Counsel: Illinois Agricultural Association, Office of the General Counsel, 1995-2003 (Attorney: 1995-1998; General Attorney: 1998-2002).

Philip T. Nelson, 47	Trustee & President	2003 - Present	Vice President: COUNTRY Mutual Funds Trust, 2000-December 10, 2003; Director and Vice President: Illinois Agricultural Association and Affiliated Companies, 1999 to date (3); Vice President: COUNTRY Trust Bank, 1999 to date (4); President - La Salle County Farm Bureau, 1993-1999. Farmer.

Paul M. Harmon, 62	General Counsel Secretary	1996-Present 1995-Present
General Counsel: Illinois Agricultural Association and Affiliated Companies, 1996 to date; Secretary: Illinois Agricultural Association and Affiliated Companies, 1998 to date; General Counsel & Secretary, COUNTRY Trust Bank, 1996 to date.

William J. Hanfland, 63	Treasurer	2003-Present
Vice President-Finance & Treasurer: Illinois Agricultural Association and Affiliated Companies, June, 2003 to date(3); Treasurer: Illinois Agricultural Holding Co. and Illinois Agricultural Service Company, June, 2003 to date; Assistant Treasurer: Illinois Agricultural Association and Affiliated Companies, 1981 to 2003(3).

Richard F. Day, 64	Controller	1992-Present	Controller, COUNTRY Trust Bank, 1974 to date.
Barbara L. Mosson, 52	Chief Compliance Officer, Anti-Money Laundering Compliance Officer	2004 - Present	Chief Compliance Officer, COUNTRY Trust Bank, 2000 to date; Compliance Officer, Busey Bank, 1996-2000 (including predecessor company).

(1)	COUNTRY Insurance & Financial Services is a group of insurance and financial services companies which includes: COUNTRY Mutual Insurance Company, COUNTRY Preferred Insurance Company, COUNTRY Casualty Insurance Company, COUNTRY Life Insurance Company, COUNTRY Investors Life Assurance Company, COUNTRY Medical Plans, Inc., COUNTRY Capital Management Company, COUNTRY Trust Bank, CC Services, Inc., and other Affiliated Companies.

Trust Committees
The Funds currently have an Executive Committee, Nominating and Conflicts Committee, an Audit Committee, and a Qualified Legal Compliance Committee.

14

The Executive Committee is currently comprised of Trustees Nelson, Erickson, and Miller. Under the Bylaws of the Funds, the Executive Committee is empowered to exercise any and all of the powers of the Board in the management of the business and affairs of the Funds. The Executive Committee did not hold any meetings between January 1, 2004 and December 31, 2004.

The Nominating and Conflicts Committee is currently comprised of five (5) Independent Trustees: Trustees Cole, Erickson, Grace, Miller, and Weldon. The function of the Nominating and Conflicts Committee is to nominate for election (or appointment) non-interested Trustees of the Funds and to monitor the Funds for conflicts. The Nominating and Conflicts Committee met three (3) times between January 1, 2004 and December 31, 2004. Submissions for recommended candidates from shareholders should be submitted in writing to COUNTRY Mutual Funds Trust, Office of the General Counsel, Secretary, 1701 Towanda Avenue, P.O. Box 2901 Bloomington, IL 61702-2901.  Submissions must include the proposed nominee's name, age, business, and resident addresses and principal occupation and the number of shares of the Trust owned.  The submission shall also include any material deemed relevant for the review of the proposed nominee along with a signed consent of the proposed nominee verifying his or her willingness to serve as a Trustee if elected.

The Audit Committee is currently comprised of five (5) Independent Trustees: Trustees Cole, Erickson, Grace, Miller, and Weldon. The functions of the Audit Committee include recommending independent auditors to the Board, monitoring the independent auditors’ performance, reviewing the results of audits and responding to certain other matters deemed appropriate by the Board. The Audit Committee was formed by the Board of Trustees on October 29, 2001 and met two (2) times between January 1, 2004 and December 31, 2004.

The Board of Trustees has a Qualified Legal Compliance Committee (“QLCC”) of five (5) Independent Trustees: Trustees Cole, Erickson, Grace, Miller, and Weldon. The QLCC is responsible for compliance with Rules 205.2(k) and 205.3(c) of the Code of Federal Regulations, regarding alternative reporting procedures for attorneys retained or employed by the issuer who appear and practice before the Securities and Exchange Commission on behalf of the issuer (the issuer attorneys). An issuer attorney who becomes aware of evidence of a material violation by the Trust, or by any officer, director, employee, or agent of the Trust, may report evidence to the QLCC as an alternative to the reporting requirements of Rule 205.3(b) (which requires reporting to the chief legal officer and potentially “up the ladder” to other entities). The QLCC did not hold any meetings between January 1, 2004 and December 31, 2004.

Trustees’ Holdings
The following table shows the Trustees’ ownership of the Funds’ Shares and of any other funds in the family of investments companies overseen by the Trustees:(1)

Name of Trustee or Nominee	Dollar Range of Equity Securities In The Funds as of December 31, 2004	Aggregate Dollar Range of Equity Securities In All Funds Overseen Or To Be Overseen By Director Or Nominee In Family Of Investment Companies
Interested Trustees
Philip T. Nelson	$0	$0
Robert L. Phelps	$0	$10,001-$50,000
David A. Downs	$0	$10,001-$50,000
Independent Trustees
Charlot R. Cole	$0	$10,001-$50,000
Nancy J. Erickson	$0	$10,001-$50,000
Ailene Miller	$0	Over $100,000
Roger D. Grace	$0	$1-$10,000
Robert W. Weldon	$0	$0
__________________________
(1)	The dollar ranges of equity securities reflected in the table above are as follows: None; $1 to $10,000; $10,001 to $50,000; $50,001 to $100,000; or over $100,000.

15

Independent Trustee Ownership of Securities
The table below provides information regarding the ownership by each Independent Trustee (and his or her immediate family members) of securities of the Manager or the Distributor, and the ownership of securities in an entity controlling, controlled by or under common control with the Manager or the Distributor (not including registered investment companies), as of December 31, 2004.

Name of Trustee	Name of Owners and Relationship to Trustee	Company	Title of Class	Value of Securities	Percentage of Class
Charlot R. Cole	N/A	N/A	N/A	$0	N/A
Nancy J. Erickson	N/A	N/A	N/A	$0	N/A
Ailene Miller	N/A	N/A	N/A	$0	N/A
Roger D. Grace	N/A	N/A	N/A	$0	N/A
Robert W. Weldon	N/A	N/A	N/A	$0	N/A

Compensation for Trustees
Beginning January 1, 2005, the Trustees of the Funds receive a trustee’s fee of $750.00 per calendar quarter. The Trustees may also be reimbursed for travel expenses for each meeting of the Board attended, and while engaged in special work authorized by the President of the Funds or by the Board. Trustees and Officers receive no other compensation from the Funds for their services. The Funds do not provide any pension or retirement benefits for the Trustees.

During the fiscal year ending December 31, 2004, the Independent Trustees received the following compensation:

Name Of Trustee	Aggregate Compensation From Each Fund	Aggregate Compensation From All Series in the Trust	Pension Or Retirement Benefits Accrued As Part Of Trust Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From Trust And Fund Complex Paid To Trustee(1)
Charlot R. Cole	VP Growth: $57.11 VP Balanced: $55.47 VP Short Term:$80.49 VP Bond: $81.97	$275.04	N/A	$0	$2,471.31
Nancy J. Erickson	VP Growth: $50.25 VP Balanced: $48.63 VP Short Term:$70.38 VP Bond: $70.38	$239.64	N/A	$0	$2,225.00
Ailene Miller	VP Growth: $49.65 VP Balanced: $48.07 VP Short Term:$69.60 VP Bond: $69.62	$236.94	N/A	$0	$2,173.26
Robert W. Weldon	VP Growth: $47.34 VP Balanced: $45.84 VP Short Term:$66.36 VP Bond: $66.37	$225.91	N/A	$0	$2,055.28
Roger D. Grace	VP Growth: $45.70 VP Balanced: $44.20 VP Short Term:$64.00 VP Bond: $64.00	$217.90	N/A	$0	$2,000.00

16

(1)	The Fund complex includes one investment company i.e., the Trust (consisting of nine portfolios).

17

Codes of Ethics

The Funds, the Investment Advisor and Distributor have adopted Codes of Ethics, as required by applicable law, which are designed to prevent affiliated persons of the funds, their Investment Advisor and Distributor from engaging in deceptive, manipulative, or fraudulent activities in connection with securities held or to be acquired by the Fund (which may also be held by persons subject to a code of ethics). There can be no assurance that the Codes of Ethics will be effective in preventing such activities. These Codes of Ethics permit personnel to invest in securities for their own accounts.

The Codes of Ethics can be reviewed and copied at the SEC’s Public Reference Room located at 450 Fifth Street, NW, Washington, DC 20549. Information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090. The Codes of Ethics are available on the SEC’s website (http://www.sec.gov) and copies may also be obtained at prescribed rates by electronic request at publicinfo@sec.gov, or by writing the SEC’s Public Reference Section at the address listed above.

Proxy Voting and Principal Holders of Securities

The Funds have authorized the Investment Advisor to vote proxies for stocks and other investments that are held within the portfolios of the Funds on behalf of its shareholders.

The Investment Advisor’s authority to vote proxies or to act with respect to other shareholder actions is established through the delegation of discretionary authority under its investment advisory contract with the Funds. The Investment Advisor votes all proxies and acts on all other shareholder actions in a timely manner as part of its discretionary authority and in accordance with these Procedures.

When exercising voting authority for the Funds, it is the policy of the Investment Advisor to promote the interest of the Funds’ shareholders and to place the Funds’ shareholders interests first.

In order to cast an informed vote on important matters affecting companies whose stock and other investments are held for the Funds’ shareholders, the Investment Advisor will:

•	Calendar and monitor shareholder meetings.
•	Monitor corporate actions and events related to proxy solicitations.
•	Analyze and evaluate proxy solicitations when received.
•	Identify material conflicts of interest which could affect how proxies are voted.
•	Obtain client direction or consent in matters involving material conflicts of interest.
•	Conduct research appropriate to the matters(s) presented for voting.
•	Document voting decisions, including instances where voting is not exercised.
•	Retain voting records in an easily accessible format for six years, the first two years on premises.

Conflicts of Interest
The Investment Advisor will take all necessary steps to ensure that proxies are voted in the best interests of the Funds’ shareholders. The Investment Advisor seeks to identify potential material conflicts of interest between the Fund(s), on the one hand, and the Investment Advisor and/or the Distributor, on the other hand, through enforcement of its Code of Ethics and other policies and procedures, including disclosing outside business interests, other business activities, personal securities holdings and transactions.

18

Voting Proxies
Each proxy issue will be considered individually. The Investment Advisor will conduct appropriate research for the issues presented for voting.

Routine proposals that do not change the structure, bylaws or operations of the corporation at the expense of the shareholders will usually be voted with management. Proposals that have the effect of restricting the ability of shareholders to realize the full potential value of their investment will usually be opposed. Other issues will be evaluated on a case by case basis.

The Trust is required to annually file Form N-PX, which lists the Funds’ complete proxy voting record for the 12-month period ending June 30. The Fund’s proxy voting record is available without charge, upon request, by calling toll-free 1-800-245-2100 and on the SEC’s website at http://www.sec.gov.

Control Persons and Principal Holders of Securities

Ownership of 25% or more of a voting security is deemed “control” as defined in the 1940 Act. So long as 25% of a fund is so owned, such owners will be presumed to be in control of such fund for purposes of voting on certain matters submitted to a vote of shareholders. Principal holders own of record or beneficially 5% or more of a fund’s outstanding voting securities.

As of March 31, 2005, the following were considered to be Control Persons of the Funds:

Control Persons of the COUNTRY VP Growth Fund

Name and Address	Shares	% Ownership	Type of Ownership
Country Life Insurance Co Attn Investment Accounting 1701 Towanda Avenue Bloomington, IL 61701-2090	1,000,000	96.23%	Record

Control Persons of the COUNTRY VP Balanced Fund

Name and Address	Shares	% Ownership	Type of Ownership
Country Life Insurance Co Attn Investment Accounting 1701 Towanda Avenue Bloomington, IL 61701-2090	1,000,000	99.14%	Record

19

Control Persons of the COUNTRY VP Short-Term Bond Fund

Name and Address	Shares	% Ownership	Type of Ownership
Country Life Insurance Co Attn Investment Accounting 1701 Towanda Avenue Bloomington, IL 61701-2090	1,500,000	99.23%	Record

Control Persons of the COUNTRY VP Bond Fund

Name and Address	Shares	% Ownership	Type of Ownership
Country Life Insurance Co Attn Investment Accounting 1701 Towanda Avenue Bloomington, IL 61701-2090	1,500,000	97.86%	Record

Management Ownership
As of March 31, 2005, the Officers and Trustees of the Funds as a group owned 0.00% of the issued and outstanding capital stock of any of the Funds.

Investment Advisory and Other Services

The Investment Advisor
The Funds’ investment advisor is COUNTRY Trust Bank. The Funds and the Investment Advisor have entered into investment advisory agreements with respect to each Fund which are renewable annually by the Board or by votes of a majority of each Fund’s outstanding voting securities. Any such renewals must also be approved by the votes of a majority of each Fund’s trustees who are not parties to the agreements or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approvals. The agreements may be terminated without penalty at any time by the Board, by votes of the shareholders or by the Investment Advisor upon sixty days written notice. The agreements terminate automatically if assigned.

In considering the Investment Advisory Agreement, the Trustees considered several factors they believed, in their own business judgment, to be relevant in reviewing the Investment Management Services Agreement including, but not limited to the Investment Advisor’s cost in providing the service, the reasonableness of the investment advisory fees, quality and extent of services provided, and the expense ratios of the Funds relative to other comparable funds.

For providing investment advisory services and assuming certain Fund expenses, each Fund pays the Investment Advisor annual fees that are based on that Fund’s average daily net assets. Such fees are computed on a daily basis and paid monthly. Through an Expense Waiver and Reimbursement Agreement, the Advisor has agreed to reduce its fees and reimburse the VP Growth Fund and the VP Balanced Fund to the extent each of their total annualized expenses exceed 0.90% of average daily net assets. Similarly, the Advisor has agreed to reduce its fees and reimburse the VP Short-Term Bond Fund and the VP Bond Fund to the extent each of their total annualized expenses exceed 0.70% of average daily net assets.

20

Subject to the general supervision of the Board and in accordance with the investment objective, policies, and restrictions of the Fund, the Investment Advisor provides the Fund with ongoing investment guidance, policy direction and monitoring of the Fund pursuant to the Investment Advisory Agreement.

The Investment Advisory Agreement provides that the Investment Advisor (or its delegate) will, subject to the Board’s oversight, provide investment advice consistent with the Fund’s investment objective and policies; buy, retain and sell the Fund’s portfolio investments; select brokers or dealers to execute transactions; prepare and make available to the Fund all necessary research and statistical data; maintain or cause to be maintained all required books, records, and reports, and other information not maintained or furnished by another service provider of the Fund; vote proxies relating to the portfolio securities of each Fund in the best interest of that Fund and its shareholders, and make available to the Fund free of charge the Investment Advisor’s proxy voting policies and procedures, and a record of all votes cast, with respect to such proxy voting on the Fund’s behalf; and all other services required in connection with management of the Fund.

Advisory Fees for the
Fiscal Period Ended 12/31/04

Fund Name	Advisory Rate	Advisory Fee Paid Net of Waivers	Expenses Waived and Reimbursed by Advisor*

VP Growth Fund	0.75%	$28,411	$53,050
VP Balanced Fund	0.75%	$23,652	$55,233
VP Short-Term Bond Fund	0.50%	$12,892	$62,300
VP Bond Fund	0.75%	$12,270	$101,425
*Excludes waiver of custody fees.
Advisory Fees for the
Fiscal Period Ended 12/31/03*

Fund Name	Advisory Rate	Advisory Fee Paid Net of Waivers	Expenses Waived and Reimbursed by Advisor

VP Growth Fund	0.75%	$9,274	$14,496
VP Balanced Fund	0.75%	$9,185	$15,430
VP Short-Term Bond Fund	0.50%	$9,050	$16,681
VP Bond Fund	0.75%	$13,570	$21,662
*The Funds commenced operations on November 17, 2003.

Controlling Shareholders
COUNTRY Life Insurance Company owns 100% of the outstanding voting securities of Investment Advisor. Illinois Agricultural Holding Co. owns 99.99% of issued and outstanding stock of COUNTRY Life Insurance Company. Approximately 98% of the issued and outstanding voting stock of the Illinois Agricultural Holding Co. is owned by the Illinois Agricultural Association, an Illinois not-for-profit membership corporation organized to promote the interest of agriculture.

21

Portfolio Managers
The following table shows the number of other accounts managed by the Funds’ portfolio managers and the total assets in the accounts managed within various categories as of December 31, 2004.

				with Advisory Fee based on performance
Portfolio Manager	Type of Accounts	Number of Accounts	Total Assets	Number of Accounts	Total Assets
John Enlund	Registered Investment Companies	4	$238,223,922.78	0	$0
	Other Pooled Investments	0	0	0	$0
	Other Accounts	37	$492,065,735.15	0	$0

Bruce Finks	Registered Investment Companies	4	$238,223,922.78	0	$0
	Other Pooled Investments	0	0	0	$0
	Other Accounts	20	$216,326,449.65	0	$0

John Jacobs	Registered Investment Companies	8	$359,051,294.28	0	$0
	Other Pooled Investments	0	0	0	$0
	Other Accounts	25	$7,241,162,813.25	0	$0

Chad Moser	Registered Investment Companies	4	$120,827,371.50	0	$0
	Other Pooled Investments	0	0	0	$0
	Other Accounts	29	$7,235,279,812.01	0	$0

Scott Skowronski	Registered Investment Companies	4	$120,827,371.50	0	$0
	Other Pooled Investments	0	0	0	$0
	Other Accounts	38	$7,231,919,958.34	0	$0

22

Greg Winn	Registered Investment Companies	4	$238,223,922.78	0	$0
	Other Pooled Investments	0	0	0	$0
	Other Accounts	111	$40,186,171.54	0	$0

Derek Vogler	Registered Investment Companies	4	$238,223,992.78	0	$0
	Other Pooled Investments	0	0	0	$0
	Other Accounts	62	$634,146,733.02	0	$0

Material Conflicts of Interest
There are currently no material conflicts of interest among the management of the individual Funds or between the Funds and other advisory client accounts managed by the Adviser or the portfolio manager. However, from time to time, potential conflicts of interest may arise between a portfolio manager’s management of the investments of the Fund, on the one hand, and the management of other funds, pooled investment vehicles and other accounts (collectively, “other accounts”), on the other. The other accounts might have similar investment objectives or strategies as the Fund, track the same index the Fund tracks or otherwise hold, purchase, or sell securities that are eligible to be held, purchased or sold by the Fund. The other accounts might also have different investment objectives or strategies than the Fund.

Knowledge and Timing of Fund Trades. A potential conflict of interest may arise as a result of the portfolio manager’s day-to-day management of a Fund. Because of their positions with the Fund, the portfolio managers know the size, timing and possible market impact of the Fund’s trades.

Investment Opportunities. A potential conflict of interest may arise as result of the portfolio manager’s management of a number of accounts with varying investment guidelines. Often, an investment opportunity may be suitable for both the Fund and other accounts managed by the portfolio manager, but may not be available in sufficient quantities for both the Fund and the other accounts to participate fully. Similarly, there may be limited opportunity to sell an investment held by the Fund and another account. Potential conflicts of interest may also arise when allocating and/or aggregating trades. Portfolio managers aggregate into a single trade order several individual contemporaneous orders in a single security. When trades are aggregated on behalf of more than one account, such transactions should be allocated to all participating accounts in a fair and equitable manner.

The Funds and other accounts are managed using a core philosophy and trades are allocated on a pro-rata basis to all accounts participating in a buy or sell action. In all circumstances, portfolio managers will use best efforts to allocate transactions among the Funds and other accounts in a manner believed to be equitable to each, either with respect to a given transaction or considering all transactions over a reasonable period of time. The Advisor will use best efforts to ensure fairness to the Funds and other accounts, both in priority of execution or orders and in the allocation of the price obtained in the execution of trades. As such, like orders received from multiple portfolio managers for multiple accounts will be processed on a first-in, first-out or otherwise equitable basis.

23

Compensation Structure
Portfolio managers receive no compensation either directly or indirectly from the Funds. Portfolio managers are compensated from the Advisor in the form of a fixed base salary and a bonus based on the financial performance of COUNTRY. The portfolio managers are subject to a standard company-wide system of performance measurement with standard annual salary and performance reviews. Salary increases are based upon overall employee performance, tenure, experience and the comparative relationship of the individual’s salary to the estimated market value of the position. One factor of a portfolio manager’s performance is his/her performance in managing or assisting in the managing of one or more of the COUNTRY Funds. However, there is no direct tie between fund performance and salary increases. Moreover, many other factors are considered in the review process. Employees of COUNTRY receive the same bonus of a percentage of eligible earnings tied to the return on revenue for COUNTRY.

Securities Owned in the Fund by Portfolio Managers
As of December 31, 2004, the portfolio managers owned the following equity securities in the Funds:

Name of Portfolio Manager	Dollar Range of Equity Securities in All Funds in COUNTRY Mutual Funds Trust (None, $1-$10,000, $10,001-$50,000, $50,001-$100,000, Over $100,000)

John Enlund	$50,001-$100,000
Bruce Finks	$10,001-$50,000
John Jacobs	$50,001-$100,000
Chad Moser	$10,001-$50,000
Scott Skowronski	$1-$10,000
Greg Winn	$1-$10,000
Derek Vogler	$10,001-$50,000

Fund Officers Affiliated with Investment Advisor
The following persons who are officers and/or trustees of the Funds also hold positions with the Investment Advisor as indicated:

Philip T. Nelson, Director and President; Richard L. Guebert, Jr., Director and Vice President; John D. Blackburn, Chief Executive Officer; Bruce D. Finks, Vice President Investments; Robert J. McDade, Vice President - Trust Services and Trust Officer; Paul M. Harmon, Secretary and General Counsel; William J. Hanfland, Vice President and Treasurer; Richard F. Day, Vice President and Controller; Robert W. Rush Jr., Executive Vice President and Trust Officer; David Downs; Director; Barbara L Mosson, Chief Compliance Officer.

The Distributor
The exclusive distributor of the Funds’ shares is COUNTRY Capital Management Company, (“CCMC” or “Distributor”), located at 1705 Towanda Ave., Bloomington, Illinois 61702. CCMC serves as principal underwriter and national distributor for the shares of the Funds pursuant to a distribution agreement with the Funds dated July 21, 2003 (the “Distribution Agreement”). CCMC is registered as a broker-dealer under the Securities Exchange Act of 1934 and applicable state’s securities laws and is a member of the NASD. The offering of the Fund’s shares is continuous. The Distribution Agreement provides that the Distributor as agent in connection with the distribution of Fund shares, will use its best efforts to distribute the Funds’ shares.

24

Rule 12b-1 Plan
The Trust has adopted a Plan of Distribution pursuant to Rule 12b-1 under the 1940 Act. All payments made pursuant to this plan shall be made for the purpose of promoting the sale of shares or other such distribution-related expenses, including any distribution or service fees paid to securities dealers, investment advisors, financial planners, and others. The Funds have not implemented the Plan of Distribution.

Pursuant to the Plan of Distribution, the Funds may compensate the distributor from assets attributable to the Funds’ shares for services rendered and expenses borne in connection with activities primarily intended to result in the sale of the Funds’ shares. The Plan of Distribution provides that the distributor will be reimbursed only for expenses incurred. It is anticipated that a portion of any amounts received by the distributor will be used to defray various costs incurred or paid by the distributor in connection with such services. The distributor may also use a portion of any amounts received to provide compensation to financial intermediaries and third-party broker-dealers for their services in connection with the distribution of the Funds’ shares. The Plan of Distribution provides that the Funds may pay annually up to .25% of the average daily net assets of a Fund attributable to its shares in respect of activities primarily intended to result in the sale of the shares. Under terms of the Plan of Distribution and the Distribution Agreement, each Fund is authorized to make payments monthly to the distributor that may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the shares for such entities’ fees or expenses incurred or paid in that regard.

Each Fund pays all expenses not assumed by COUNTRY Trust Bank, including, but are not limited to: trustees’ fees, audit fees, legal fees, interest expenses, brokerage commissions, registration and notification of shares for sale with the SEC, taxes, cost of insurance, fees of the Funds’ administrator, transfer agent or other service providers, costs of obtaining quotations of portfolio securities, pricing of Fund shares, payments under the Funds’ Plan of Distribution and any fees assessed against the Funds by the Public Company Accounting Oversight Board.

Other Service Providers

The Transfer Agent
U.S. Bancorp Fund Services, LLC provides transfer agency services for an annual fee, based on the number of shareholder accounts and subject to minimum fees. Management believes that the fees for these services are comparable to those charged by others who perform such accounting services.

Accounting Services
The Funds have entered into Accounting Services Agreements with U.S. Bancorp Fund Services, LLC. U.S. Bancorp Fund Services, LLC provides accounting services for an annual fee, which management believes is comparable to those charged by others who perform such accounting services.

Administrative Services
The Funds have entered into Administration Agreements with U.S. Bancorp Fund Services, LLC. U.S. Bancorp Fund Services, LLC provides administration services for an annual fee, which is comparable to those charged by others who perform such accounting services.

25

Administrative Services Fee Paid
For Fiscal Year Ended 12/31/04*

Fund Name
VP Growth Fund	$21,537
VP Balanced Fund	$20,516
VP Short-Term Bond Fund	$29,403
VP Bond Fund	$29,546
*The Funds commenced operations on November 17, 2003.

The Custodian
COUNTRY Trust Bank, 1705 Towanda Ave., PO Box 2020, Bloomington, Illinois 61702-2020, serves as custodian for the Funds. COUNTRY Trust Bank is an affiliated person of the Funds. As custodian, COUNTRY Trust Bank is responsible for, among other things, safeguarding and controlling each Fund’s cash and securities, handling the receipt and delivery of securities and collecting interest and dividends on each Fund’s investments. None of the trustees, officers or other employees of the Funds ever have personal possession of any Fund’s investments. These services do not include any managerial or policy making functions of the Funds. The Funds have agreed to pay the custodian such compensation as may be agreed upon from time to time, but currently the custodian is voluntarily waiving the receipt of any fees for custodial services.

Independent Registered Public Accounting Firm
Ernst & Young LLP, 233 S. Wacker Drive, Chicago, IL 60606, serves as the independent registered public accounting firm for the Funds.

Brokerage

The VP Growth Fund and the VP Balanced Fund: These Funds always seek to effect their respective transactions in buying and selling portfolio securities, acting through a broker as agent or with a dealer as principal so that they can obtain reasonable execution at the most favorable prices. Accordingly, each Fund, through COUNTRY Trust Bank, negotiates commission rates in accordance with the reliability and quality of a broker’s or dealer’s services, the financial condition of the firm and the value and expected contribution of the broker-dealer to the performance of the Fund on a continuing basis. Thus, what a fund determines to be the most favorable commission price may be higher than the lowest available price. In evaluating the overall reasonableness of brokerage commissions paid, each fund through its investment advisor maintains an awareness of general practices with regard to commission levels and rates charged by reputable brokerage firms. A fund may, subject to the primary brokerage allocation criterion that a fund obtain reasonable execution at the most favorable prices, place orders for the purchase or sale of portfolio securities with brokers or dealers who have provided research, statistical, or other financial information to the fund or its investment advisor. Brokerage house research generally provides economic and financial market analysis as well as industry studies and investment analysis of individual companies or entities.

The primary brokerage allocation criterion of the Funds is that each Fund obtain reasonable execution at the most favorable prices. If two or more brokers or dealers meet this criterion, a Fund may place orders for the purchase or sale of portfolio securities with brokers or dealers who have provided research, statistical or other financial information to the Fund or the Investment Advisor. Research information obtained from brokers and dealers while servicing the Fund may be used by COUNTRY Trust Bank in servicing all of its accounts and, conversely, research information obtained from brokers and dealers while servicing other accounts may be used by COUNTRY Trust Bank in servicing the Fund. Further, not all research information obtained from brokers and dealers while serving the Fund may be used by the Fund.

26

Over-the-counter transactions are usually placed with a principal market maker unless a better net security price is obtainable elsewhere.

There may be occasions when portfolio transactions for a Fund are executed as part of concurrent authorizations to purchase or sell the same security for other Funds and/or other discretionary accounts served by COUNTRY Trust Bank (including one or more of these Funds). Although such concurrent authorizations potentially could be either advantageous or disadvantageous to a Fund, they are effected only when a Fund, acting on the advice of COUNTRY Trust Bank, believes that to do so is in the interest of such Fund. When such concurrent authorizations occur, the executions will be allocated in an equitable manner.

Brokerage commissions for the Funds for the VP Growth and VP Balanced Funds for the fiscal year ended December 31, 2004 were as follows:

Fund	Brokerage Commissions	Portion Paid for Research Services
VP Growth	$5,567.05	$1,966.50
VP Balanced	$3,696.85	$1,183.00

The table below indicates the portion of the VP Growth and VP Balanced Funds’ aggregate brokerage for the fiscal year ended December 31, 2004 (from the table above) that was directed to brokers who, in addition to providing trade execution, also supplied the Fund with research services.

Fund	Dollar Value of Securities Traded	Related Soft Dollar Brokerage Commissions
VP Growth	$805,698.73	$1,966.50
VP Balanced	$298,381.09	$1,183.00

VP Short-Term Bond Fund, VP Balanced Fund and VP Bond Fund (and other Funds purchasing fixed income securities):
The VP Short-Term Bond Fund and VP Bond Fund seek to effect their transactions in buying and selling portfolio securities, acting through a broker as agent or with a dealer as principal, so that they can obtain reasonable execution at the most favorable prices. Accordingly, a Fund, through COUNTRY Trust Bank, its investment advisor, negotiates commission rates in accordance with the reliability and quality of a broker’s or dealer’s services, the financial condition of the firm and the value and expected contribution of the broker-dealer to the performance of the Fund on a continuing basis. Thus, what a Fund determines to be the most favorable commission price may be higher than the lowest available price. In evaluating the overall reasonableness of brokerage commissions paid, a Fund maintains through its investment advisor an awareness of general practices with regard to commission levels and rates charged by reputable brokerage firms.

The primary brokerage allocation criterion is that each Fund obtain reasonable execution at the most favorable prices. If two or more brokers or dealers meet this criterion, a Fund may place orders for the purchase or sale of portfolio securities with brokers or dealers who have provided research, statistical or other financial information to the investment advisor of the Fund. Brokerage house research generally provides economic and financial market analysis as well as industry studies and investment analysis of individual companies or entities.

It is the opinion of the investment advisor, that the furnishing of research, statistical, and other financial information to a Fund, or the Fund’s investment advisor, by brokers and dealers, will not materially reduce the cost to the investment advisor of fulfilling the terms of its advisory contract with the Fund because the investment advisor must review and analyze such information along with all other information available to it. Research information obtained from brokers and dealers while servicing a Fund may be used by COUNTRY Trust Bank in servicing all of its accounts and, conversely, research information obtained from brokers and dealers while servicing other accounts may be used by COUNTRY Trust Bank in servicing each Fund. Further, not all research information obtained from brokers and dealers while serving the Funds may be used by a Fund.

27

No brokerage transactions are allocated to brokers or dealers for the sale of a Fund’s shares; such sales are made by COUNTRY Capital Management Company through its own representatives.

There may be occasions when portfolio transactions for the Funds are executed as part of concurrent authorizations to purchase or sell the same security for other Funds served by COUNTRY Trust Bank and or other discretionary accounts. Although such concurrent authorizations potentially could be either advantageous or disadvantageous to a Fund, they are effected only when a Fund, acting on the advice of COUNTRY Trust Bank, believes that to do so is in the interest of such Fund. When such concurrent authorizations occur, the executions will be allocated in an equitable manner.

All Funds:
A wide variety of useful investment research and analysis, economic, financial and statistical data, and other information, are available from many brokers. The Advisor gives recognition to the value of such information in placing a Fund's portfolio transactions, and may cause the Fund to pay to a broker commissions that are higher than those obtainable from other brokers. When specific recommendations or information provided by a broker result in securities transactions by a Fund, the Advisor places the transactions through that broker if the Manager believes that the broker can provide good execution.

COUNTRY Trust Bank has an arrangement with Lipper Analytical Securities Corporation whereby COUNTRY Trust Bank receives specific research products known as Lipper-Mutual Fund Performance Analysis (Weekly) in exchange for placing an agreed-upon amount of trades on behalf of privately managed accounts and the Funds. COUNTRY Trust Bank has an arrangement with Weeden & Company whereby it receives a research product known as BTN (Behind the Numbers) in exchange for placing an agreed-upon amount of trades on behalf of privately managed accounts and the Funds. COUNTRY Trust Bank also has an arrangement whereby COUNTRY Trust Bank receives specific research software products known as StockVal in exchange for placing an agreed upon amount of trades on behalf of privately managed accounts and the Funds. If COUNTRY Trust Bank does not place all of the agreed upon amount of trades, any remaining amounts will be paid directly from COUNTRY Trust Bank. If COUNTRY Trust Bank does not place all of the agreed-upon amount of trades, any remaining amounts will be carried forward to future years.

Purchases, Redemptions, and Pricing of Shares

Net Asset Value
Shares of each Fund are purchased at net asset value as described in the Prospectus. The net asset value per share of each Fund is calculated by adding the value of securities and other assets of that Fund, subtracting liabilities and dividing by the number of its outstanding shares. Each Fund’s share price will be determined at the close of regular trading hours of the New York Stock Exchange, normally 3:00 p.m. Central Time.

Valuation of All Funds
For all of the Funds, securities listed on any national securities exchange will be valued at the last sales price on that day before the time for valuation, or, if there is no sale before that time that day, the last bid price on such exchange before that time that day. Equity securities which are traded in the over-the-counter market only, but which are not included in the Nasdaq/National Market or Nasdaq/Small Cap Market will be valued at the mean between the last preceding bid and asked price. Valuations may also be obtained from pricing services when such prices are believed to reflect the fair market value. Securities with a remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Short-term notes are valued at cost. Corporate bonds, municipal bonds, receivables and portfolio securities not currently quoted as indicated above, and other assets will be valued at fair value as determined in good faith by the Board.

28

The net asset value per share is computed by dividing the value of the securities held by each Fund plus any cash or other assets (including interest and dividends accrued but not yet received) minus all liabilities (including accrued expenses) by the total number of interests in the Fund outstanding at such time, as shown below:

Net Assets	=	Net Asset Value per share
Shares Outstanding

An example of how the Funds calculated the net asset value per share as of December 31, 2004 is as follows:

VP Growth Fund

$11,520,670	=	$11.19
1,029,726

VP Balanced Fund

$10,842,793	=	$10.77
1,007,055

VP Short-Term Bond Fund

$14,945,575	=	$9.93
1,505,626

VP Bond Fund

$15,252,303	=	$10.03
1,520,067

Valuation of NASDAQ Equity Securities
Each portfolio security that is listed on the Nasdaq/National Market or the Nasdaq/Small Cap Market is valued using its Nasdaq Official Closing Price (“NOCP”), whenever an NOCP is reported for that security. If no NOCP is reported for that security, but a consolidated closing price (“CCP”) is reported for that security, then the security will be valued pursuant to its CCP. Any such security for which the closing price is not available will be valued at the mean between the closing bid and closing ask price for that security.

29

Redemptions in Kind
The Funds reserve the right to pay redemptions in kind with portfolio securities in lieu of cash. In accordance with its election pursuant to Rule 18f-1 under the 1940 Act, the Funds may limit the amount of redemption proceeds paid in cash. The Funds may, under unusual circumstances, limit redemptions in cash with respect to each shareholder during any ninety-day period to the lesser of (i) $250,000 or (ii) 1% of the net asset value of the Fund at the beginning of such period. A shareholder may incur brokerage costs if the securities received were sold.

Redemptions
Payment to insurance companies for shares surrendered for redemption is made in cash as soon as practicable after surrender, within seven days, except that a Fund: (a) may elect to suspend the redemption of shares or postpone the date of payment of redemption proceeds: (1) during any period that the New York Stock Exchange is closed (other than customary weekend and holiday closings) or trading on the New York Stock Exchange is restricted; (2) during any period in which an emergency exists as a result of which disposal of portfolio securities is not reasonably practicable to fairly determine the Fund’s net asset values; or (3) during such other periods as the Securities and Exchange Commission may by order permit for the protection of investors.

Taxation

Each Fund has elected to be treated, and intends to qualify each year, as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, by meeting all applicable requirements of Subchapter M, including requirements as to the nature of the Fund’s gross income, the amount of Fund distributions (as a percentage of the Fund’s overall income), and the composition of the Fund’s portfolio assets. Because each Fund intends to distribute all of its net investment income and net realized capital gains to shareholders in accordance with the timing requirements imposed by the Code, it is not expected that the Funds will be required to pay any federal income or excise taxes. If a Fund failed to qualify, it would be required to pay such taxes.

The Fund, by investing in foreign securities or currencies, may be subject to foreign taxes which could reduce the investment performance of the Fund.

To qualify for treatment as a regulated investment company, the Fund must, among other things, derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, or other income derived with respect to its business of investing. For purposes of this test, gross income is determined without regard to losses from the sale or other dispositions of stock or securities.

In addition, the Secretary of the Treasury has regulatory authority to exclude from qualifying income described above foreign currency gains which are not “directly related” to a regulated investment company’s “principal business of investing” in stock, securities or related options or futures. The Secretary of the Treasury has not to date exercised this authority.

Generally, in order to avoid a 4% nondeductible excise tax, the Fund must distribute to its shareholders during the calendar year the following amounts:

•	98% of the Fund’s ordinary income for the calendar year;
•	98% of the Fund’s capital gain net income (all capital gains, both long-term and short-term, minus all such capital losses), all computed as if the Fund were on a taxable year ending October 31 of the year in question and beginning November 1 of the previous year; and
•	any undistributed ordinary income or capital gain net income for the prior year.

30

The excise tax generally is inapplicable to any regulated investment company whose sole shareholders are either tax-exempt pension trusts or separate accounts of life insurance companies funding variable contracts. Although the Fund believes that it is not subject to the excise tax, the Fund intends to make the distributions required to avoid the imposition of such a tax.

The Fund also intends to comply with the separate diversification requirements imposed by Section 817(h) of the Code and the regulations thereunder on certain insurance company separate accounts. These requirements, which are in addition to the diversification requirements imposed on the Fund by the 1940 Act and Subchapter M of the Code, place certain limitations on assets of each insurance company separate account used to Fund variable contracts. Because Section 817(h) and those regulations treat the assets of the Fund as assets of the related separate account, these regulations are imposed on the assets of the Fund. Specifically, the regulations provide that, after a one year start-up period or except as permitted by the “safe harbor” described below, as of the end of each calendar quarter or within 30 days thereafter no more than 55% of the total assets of the Fund may be represented by any one investment, nor more than 70% by any two investments, no more than 80% by any three investments and no more than 90% by any four investments. For this purpose, all securities of the same issuer are considered a single investment, and each U.S. Government agency and instrumentality is considered a separate issuer. Section 817(h) provides, as a safe harbor, that a separate account will be treated as being adequately diversified if the diversification requirements under Subchapter M are satisfied and no more than 55% of the value of the account’s total assets is attributable to cash and cash items (including receivables), U.S. Government securities and securities of other regulated investment companies. Failure by the Fund to both qualify as a regulated investment company and to satisfy the Section 817(h) requirements would generally cause the variable contracts to lose their favorable tax status and require a contract holder to include in ordinary income any income accrued under the contracts for the current and all prior taxable years. Under certain circumstances described in the applicable Treasury regulations, inadvertent failure to satisfy the applicable diversification requirements may be corrected, but such a correction would require a payment to the Internal Revenue Service based on the tax contract holders would have incurred if they were treated as receiving the income on the contract for the period during which the diversification requirements were not satisfied. Any such failure may also result in adverse tax consequences for the insurance company issuing the contracts. Failure by the Fund to qualify as a regulated investment company would also subject the Fund to federal and state income taxation on all of its taxable income and gain, whether or not distributed to shareholders.

The arrangements concerning these Funds are similar to, but different in some respects from, those described by the Treasury Department in rulings in which it was determined that Variable Contract Owners were not owners of separate account assets. Since you may have greater flexibility in allocating premiums and policy values than was the case in those rulings, it is possible that the IRS might treat you as the owner of your Variable Contract’s proportionate share of the assets of the separate account. You should review your Variable Contract’s prospectus and statement of additional information and you should consult your own tax advisor as the possible application of the “investor control” doctrine to you.

If the IRS or the Treasury Department issues new guidance on the application of the “investor control” doctrine, there can be no assurance that a Fund will be able to operate as currently described, or that the Trust will not have to change a Fund’s investment objective or investment policies. A Fund’s investment objective and the investment policies of a Fund may be modified as necessary to prevent any such prospective rules and regulations from causing Variable Contract Owners to be considered the owners of the Shares of the Fund.

Distributor Compensation

Shares of the Funds are continuously offered to insurance companies through the distributor pursuant to the distribution agreement with CCMC, the fees payable by the Fund under the agreement shall not exceed what is available for payment under the 12b-1 plan. Any fees or expenses incurred by CCMC but not payable by the Funds under the 12b-1 plan of distribution shall be paid by the Investment Advisor out of its own legitimate profits.

31

Calculation of Performance Data

Total Percentage Increase
Total percentage increase is calculated for the specified periods of time by assuming a hypothetical investment of $1,000 in a Fund’s shares. Each dividend or other distribution is treated as having been reinvested at net asset value on the reinvestment date. The percentage increases stated are the percent that an original investment would have increased during the applicable period.

Average Annual Total Return
The Funds compute their average annual total returns by determining the average annual compounded rates of return during specified periods that equate the initial amount invested to the ending redeemable value of such investment. This is done by dividing the ending redeemable value of a hypothetical $1,000 initial payment by $1,000 and raising the quotient to a power equal to one divided by the number of years (or fractional portion thereof) covered by the computation and subtracting one from the result. This calculation can be expressed as follows:

Average Annual Total Return = ( ERV/P ) Raised to the 1/n Power - 1

Where:	ERV	=	ending redeemable value at the end of the period covered by the computation of a hypothetical $1,000 payment made at the beginning of the period.
	P	=	hypothetical initial payment of $1,000.
	n	=	period covered by the computation, expressed in terms of years.

The Funds that compute their aggregate total returns over a specified period do so by determining the aggregate compounded rate of return during such specified period that likewise equates over a specified period the initial amount invested to the ending redeemable value of such investment. The formula for calculating aggregate total return is as follows:

Aggregate Total Return = [ ERV - P ]/P

Where:	ERV	=	ending redeemable value at the end of the period covered by the computation of a hypothetical $1,000 payment made at the beginning of the period.
	P	=	hypothetical initial payment of $1,000.

The calculations of average annual total return and aggregate total return assume the reinvestment of all dividends and capital gain distributions on the reinvestment dates during the period. The ending redeemable value (variable “ERV” in each formula) is determined by assuming complete redemption of the hypothetical investment and the deduction of all nonrecurring charges at the end of the period covered by the computations. Such calculations are not necessarily indicative of future results and do not take into account Federal, state and local taxes that shareholders must pay on a current basis.

32

Since performance will fluctuate, performance data for the Fund should not be used to compare an investment in a Fund’s shares with bank deposits, savings accounts and similar investment alternatives which often provide an agreed or guaranteed fixed yield for a stated period of time. Shareholders should remember that performance is generally a function of the kind and quality of the instruments held in a portfolio, portfolio maturity, operating expenses and market conditions.

30-Day Yield Calculations
The VP Balanced Fund, VP Short-Term Bond Fund and VP Bond Fund calculate a 30-day yield by dividing the net investment income per share (as described below) earned by the Fund during a 30-day (or one month) period by the maximum offering price per share on the last day of the period. The result is then annualized on a semi-annual basis by adding one to the quotient, raising the sum to the power of six, subtracting one from the result and then doubling the difference. A Fund’s net investment income per share earned during the period is based on the average daily number of shares outstanding during the period entitled to receive dividends and includes dividends and interest earned during the period minus expenses accrued for the period, net of reimbursements. This calculation can be expressed as follows:

YIELD = 2 [ ( a - b + 1) - 1 ]
        cd

Where:	a	=	dividends and interest earned during the period.
	b	=	expenses accrued for the period (net of reimbursements).
	c	=	the average daily number of shares outstanding during the period that were entitled to receive dividends.
	d	=	maximum offering price per share on the last day of the period.

For the purpose of determining net investment income earned during the period (variable “a” in the formula), dividend income on equity securities held by a Fund is recognized by accruing 1/360 of the stated dividend rate of the security each day that the security is in the Fund. Except as noted below, interest earned on any debt obligations held by a Fund is calculated by computing the yield to maturity of each obligation held by that Fund based on the market value of the obligation (including actual accrued interest) at the close of business on the last business day of the month, the purchase price (plus actual accrued interest) and dividing the result by 360 and multiplying the quotient by the market value of the obligation (including actual accrued interest) in order to determine the interest income on the obligation for each day of the subsequent month that the obligation is held by that Fund. For purposes of this calculation, it is assumed that each month contains thirty days. The date on which the obligation reasonably may be expected to be called or, if none, the maturity date. With respect to debt obligations purchased at a discount or premium, the formula generally calls for amortization of the discount premium. The amortization schedule will be adjusted monthly to reflect changes in the market values of such debt obligations. The performance figures shown below do not reflect the separate charges applicable to Policies offered by Participating Insurance Companies.

Expenses accrued for the period (variable “b” in the formula) include all recurring fees charged by a Fund to all shareholder accounts in proportion to the length of the base period and the Fund’s mean (or median) account size. Undeclared earned income will be subtracted from the offering price per capital share (variable “d” in the formula).

With regard to mortgage or other receivables-backed obligations which are expected to be subject to monthly payments of principal and interest (“pay-downs”): (i) gain or loss attributable to actual monthly pay-downs are accounted for as an increase or decrease to interest income during the period; and (ii) a Fund may elect either (a) to amortize the discount and premium on the remaining security, based on the cost of the security, to the weighted average maturity date, if such information is available, or to the remaining term of the security, if any, if the weighted average date is not available or (b) not to amortize discount or premium on the remaining security.

33

VP Growth Fund:
This Fund’s net asset value and return will fluctuate. Please note the differences and similarities between the investments which the Fund may purchase for its portfolio and the investments measured by the index which is described in the Prospectus. Please refer to the Prospectus for specific information.

VP Balanced Fund:
This Fund’s net asset value, return, and yield will fluctuate. Yield differs from total return in that it only considers current income and does not take into account gains or losses on securities held by the Fund. Please refer to the Prospectus for specific information

VP Short-Term Bond Fund:
This Fund’s net asset value, return, and yield will fluctuate. Yield differs from total return in that it only considers current income and does not take into account gains or losses on securities held by the Fund. Please refer to the Prospectus for specific information.

VP Bond Fund:
This Fund’s net asset value, return, and yield will fluctuate. Yield differs from total return in that it only considers current income and does not take into account gains or losses on securities held by the Fund. Please refer to the Prospectus for specific information.

Financial Statements

Reports to Shareholders
Shareholders will receive unaudited semi-annual reports describing the Funds’ investment operations and annual financial statements audited by Ernst & Young, LLP, independent registered public accounting firm for the Funds. The Funds’ most recent Annual Report to Shareholders is a separate document that is incorporated by reference in this Statement of Additional Information. A copy of the Annual Report to Shareholders may be obtained from the Fund upon request and without charge.

34

Appendix “A” -- Descriptions of Securities Ratings

COMMERCIAL PAPER RATINGS
MOODY’S INVESTORS SERVICE, INC. (“MOODY’S”): “PRIME-1” and “PRIME-2” are Moody’s two highest commercial paper rating categories. Moody’s evaluates the salient features that affect a commercial paper issuer’s financial and competitive position. The appraisal includes, but is not limited to the review of such factors as:

1.	Quality of management.
2.	Industry strengths and risks.
3.	Vulnerability to business cycles.
4.	Competitive position.
5.	Liquidity measurements.
6.	Debt structures.
7.	Operating trends and access to capital markets.

Differing degrees of weight are applied to the above factors as deemed appropriate for individual situations.

Standard & Poor’s, a Division of McGraw-Hill Companies, Inc. (“S&P”):

“A-1” and “A-2” are S&P’s two highest commercial paper rating categories and issuers rated in these categories have the following characteristics:
1.	Liquidity ratios are adequate to meet cash requirements.
2.	Long-term senior debt is rated “A” or better.
3.	The issuer has access to at least two additional channels of borrowing.
4.	Basic earnings and cash flow have an upward trend with allowance made for unusual circumstances.
5.	Typically, the issuer is in a strong position in a well-established industry or industries.
6.	The reliability and quality of management is unquestioned.

Relative strength or weakness of the above characteristics determine whether an issuer’s paper is rated “A-1” or “A-2”. Additionally, within the “A-1” designation, those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) rating category.

Bond Ratings
S&P: An S&P bond rating is a current assessment of the creditworthiness of an obligor with respect to a specific debt obligation. This assessment may take into consideration obligors such as guarantors, insurers or lessees.

The bond ratings are not a recommendation to purchase, sell or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

The ratings are based on current information furnished by the issuer or obtained by S&P from other sources it considers reliable. S&P does not perform any audit in connection with any ratings and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended or withdrawn as a result of changes in, or unavailability of, such information, or for other circumstances.

35

The ratings are based, in varying degrees, on the following considerations:

•	Likelihood of default-capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation;

•	Nature of and provisions of the obligation;

•	Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization or other arrangement under the laws of bankruptcy and other laws affecting creditor’s rights.

The four highest bond ratings of S&P and their meanings are:

“AAA” Bonds rated “AAA” have the highest rating assigned by S&P to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

“AA” Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree.

“A” Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

“BBB” Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.

Plus (+) or Minus (-): The ratings from “AA” to “BB” may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Provisional Ratings The letter “P” indicates that the rating is provisional. A provisional ratings assumes the successful completion of the project being financed by the bonds being rated and indicate that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his own judgement with respect to such likelihood and risk.

Under present commercial bank regulations issued by the Comptroller of the Currency, bonds rated in the top four categories (“AAA”, “AA”, “A”, and “BBB”, commonly known as “investment-grade” ratings) are generally regarded as eligible for bank investment.

Moody’s: The four highest ratings of Moody’s and their meanings are:

“AAA” Bonds which are rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

36

“AA” Bonds which are rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high-grade bonds. They are rated lower then the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

“A” Bonds which are rated “A” possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

“BAA” Bonds which are rated “Baa” are considered as medium-grade obligations; i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

37

COUNTRY MUTUAL FUNDS TRUST

PART C - OTHER INFORMATION

Item 23.	Exhibits:

(a)	Declaration of Trust. A Declaration of Trust, dated August 9, 2001 was previously filed as an Exhibit to the Registrant’s Registration Statement on Form N-1A filed electronically on August 21, 2001 and incorporated herein by reference.

(b)	By-Laws. Bylaws, dated August 9, 2001 were previously filed as an Exhibit to the Registrant’s Registration Statement on Form N-1A filed electronically on August 21, 2001 and incorporated herein by reference.

(c)	Instruments Defining Rights of Security Holders. Not applicable

(d)	Investment Advisory Contracts.

(1)	The Trust’s Investment Advisory Agreement with respect to the Growth, Balanced, Tax-Exempt, Short-Term Bond and Bond Funds, effective November 1, 2001, is incorporated by reference to Post-Effective Amendment No. 1 to Registrant’s Registration Statement filed electronically on November 1, 2001.

(2)	The Trust's Investment Advisor Agreement with respect to the VP Growth, VP Balanced, VP Short-Term Bond and VP Bond Funds, dated July 21, 2003 is incorporated by reference to Post-Effective Amendment No. 6 to Registrant’s Registration Statement filed electronically on September 10, 2003.

(e)	Underwriting Contracts.

(1)	The Trust’s Underwriting Agreement with respect to the Growth, Balanced, Tax-Exempt, Short-Term Bond and Bond Funds, effective November 1, is incorporated by reference to Post-Effective Amendment No. 1 to Registrant’s Registration Statement filed electronically on November 1, 2001.

(2)	The Trust's Underwriting Agreement with respect to the VP Growth, VP Balanced, VP Short-Term Bond and VP Bond Funds, dated July 21, 2003 is incorporated by reference to Post-Effective Amendment No. 6 to Registrant’s Registration Statement filed electronically on September 10, 2003.

(f)	Bonus or Profit Sharing Contracts. None.

(g)	Custodian Agreement. The Trust’s Custodian Agreement, effective November 1, 2001, is incorporated by reference to Post-Effective Amendment No. 1 to Registrant’s Registration Statement filed electronically on November 1, 2001.

(h)	Other Material Contracts.

(i)	Transfer Agent Servicing Agreement: The Trust’s Transfer Agent Servicing Agreement, effective April 28, 2003 and as amended July 21, 2003 is incorporated by reference to Post-Effective Amendment No. 6 to Registrant’s Registration Statement filed electronically on September 10, 2003.

(ii)	Administration Servicing Agreement: The Trust’s Administration Servicing Agreement, effective April 28, 2003 and as amended July 21, 2003 is incorporated by reference to Post-Effective Amendment No. 6 to Registrant’s Registration Statement filed electronically on September 10, 2003.

(iii)	Accounting Servicing Agreement: The Trust’s Accounting Servicing Agreement, effective April 28, 2003 and as amended July 21, 2003 is incorporated by reference to Post-Effective Amendment No. 6 to Registrant’s Registration Statement filed electronically on September 10, 2003.

(i)	Legal Opinion.

(1)	Legal Opinion with respect to the Growth, Balanced, Tax-Exempt, Short-Term Bond and Bond Funds, dated November 1, 2001, is incorporated by reference to Post-Effective Amendment No. 1 to Registrant’s Registration Statement filed electronically on November 1, 2001.

(2)	Legal Opinion with respect to the VP Growth, VP Balanced, VP Short-Term Bond and VP Bond Funds dated April 2, 2004 is incorporated by reference to Post-Effective Amendment No. 9 to the Registrant’s Registration Statement filed electronically on April 6, 2004.

(j)	Other Opinions - Auditor’s consent.

(1)	Auditor’s consent with respect to the Growth, Balanced, Tax-Exempt, Short-Term Bond and Bond Funds dated, October 25, 2004, is incorporated by reference to Post-Effective Amendment No. 10 to Registrant’s Registration Statement filed electronically on October 28, 2004.

(2)	Auditor’s consent with respect to the VP Growth, VP Balanced, VP Short-Term Bond and VP Bond Funds - filed herein.

(k)	Omitted Financial Statements. None

(l)	Initial Capital Agreements. None

(m)	Rule 12b-1 Plan:

The Trust’s Rule 12b-1 Plan effective November 1, 2001 is incorporated by reference to Post
Effective Amendment No. 1 to Registrant’s Registration Statement filed electronically on
November 1, 2001.

(n)	Rule 18f-3 Plan. The Trust’s Rule 18f-3 Plan with respect to the Growth, Balanced, Tax-Exempt, Short-Term Bond and Bond Funds, effective November 1, 2001, is incorporated by reference to Post-Effective Amendment No. 1 to Registrant’s Registration Statement filed electronically on November 1, 2001.

C-2

(o)	Reserved.

(p)	Codes of Ethics.

(i)	Code of Ethics for COUNTRY Mutual Funds: Trust’s Code of Ethics, effective October 29, 2001 is incorporated by reference to Post-Effective Amendment No. 1 to Registrant’s Registration Statement filed electronically on November 1, 2001, and as amended, October 28, 2002, is incorporated by reference to Post-Effective Amendment No. 3 to Registrant’s Registration Statement filed electronically on October 30, 2002, and as amended July 21, 2003 is incorporated by reference to Post-Effective Amendment No. 6 to Registrant’s Registration Statement filed electronically on September 10, 2003 and as amended October 25, 2004 is incorporated by reference to Post-Effective Amendment No. 10 to Registrant’s Registration Statement filed on October 28, 2004 is incorporated by reference to Post-Effective Amendment No. 10 to Registrant’s Registration Statement filed on October 28, 2004 and as amended January 14, 2005 is filed herein.

(ii)	Code of Ethics for COUNTRY Trust Bank dated May 1, 2000, is incorporated by reference to Post-Effective Amendment No. 1 to Registrant’s Registration Statement filed electronically on November 1, 2001, and as amended, November 20, 2002, and as amended July 21, 2003 is incorporated by reference to Post-Effective Amendment No. 6 to Registrant’s Registration Statement filed electronically on September 10, 2003 and as amended March 17, 2004 is incorporated by reference to Post-Effective Amendment No. 10 to Registrant’s Registration Statement filed on October 28, 2004 is incorporated by reference to Post-Effective Amendment No. 10 to Registrant’s Registration Statement filed on October 28, 2004 and as amended February 23, 2005 is filed herein.

(iii)	Code of Ethics for COUNTRY Capital Management Company effective January 1, 2004 is incorporated by reference to Post-Effective Amendment No. 10 to the Registrant’s Registration Statement filed electronically on April 6, 2004, as amended January, 2005, - filed herein.

Item 24.	Persons Controlled by or under Common Control with Registrant.

IAA Control Chart as of December 31, 2004.

*ILLINOIS AGRICULTURAL ASSOCIATION

Illinois Agricultural Association and Affiliated Companies as of December 31, 2004

1.	COUNTRY Mutual Insurance Company
2.	COUNTRY Casualty Insurance Company
3.	COUNTRY Preferred Insurance Company
4.	Mid-America Brokerage, Inc. (Oklahoma)
5.	Middlesex Mutual Assurance Company
6.	Holyoke Mutual Insurance Company in Salem
7.	Holyoke Square, Inc.
8.	Modern Service Insurance Company
9.	Mutual Service Casualty Insurance Company
10.	MSI Preferred Insurance Company
11.	MSI Preferred Services, Inc.
12.	CC Services, Inc.

C-3

13.	Mid-America Services of Oregon, Inc.
14.	Midfield Corporation
15.	Alliance Agency, LLC
16.	Holyoke of Salem Insurance Agency, Inc.
17.	**Cornwall & Stevens Co., Inc.
18.	Total Client Services Insurance Agency, Inc.
19.	Illinois Agricultural Holding Co.
20.	COUNTRY Life Insurance Company
21.	COUNTRY Investors Life Assurance Company
22.	COUNTRY Medical Plans, Inc.
23.	COUNTRY Capital Management Company
24.	COUNTRY Trust Bank
25.	COUNTRY Mutual Funds Trust
26.	Mutual Service Life Insurance Company
27.	AgriVisor Services, Inc.
28.	Illinois Agricultural Service Company
29.	IAA Credit Union
30.	Illinois Agricultural Auditing Association
31.	IAA Foundation
32.	Agricultural Support Association
33.	Prairie Farms Dairy, Inc.
34.	Muller-Pinehurst Dairy, Inc.
35.	East Side Jersey Dairy, Inc.
36.	Ice Cream Specialties, Inc.
37.	P.F.D. Supply Corporation
38.	Hawmell, LLC
39.	Mo-Kan Express, Inc.
40.	GMS Transportation Co.
41.	***GROWMARK, Inc.
42.	FS Risk Management Services, Inc.
43.	FS Preferred Insurance Company
44.	MID-CO COMMODITIES, Inc.
45.	FS Financial Services Corporation
46.	Lakeland FS, Inc.
47.	FS Services Ontario Ltd.
48.	GROWMARK FS, Inc.
49.	Project Explorer Mark II Corporation
50.	FS Energy, Inc.
51.	GROW-AG, Inc.
52.	Seedway, Inc.
53.	TRI-FS Feeds, Inc.
54.	Newtech Engineering & Environmental, LLC
55.	Allied Seed, LLC
56.	1105433 Ontario Inc.
57.	UPI, Inc.

1.	Organized in Illinois as a mutual insurance company. Proxy control in Illinois Agricultural Association.
2.	Organized in Illinois as a stock insurance company. 99.9% of voting securities owned by COUNTRY Mutual Insurance Company.
3.	Organized in Illinois as a stock insurance company. 100% of voting securities owned by COUNTRY Mutual Insurance Company.

C-4

4.	Organized in Oklahoma as a business corporation. 100% of voting securities owned by COUNTRY Mutual Insurance Company.
5.	Organized in Connecticut as a mutual insurance company. Board and management control by COUNTRY Mutual Insurance Company.
6.	Organized in Massachusetts as a mutual insurance company. Board and management control and 75.4% of guaranty capital owned by COUNTRY Mutual Insurance Company.
7.	Organized in Massachusetts as a stock business corporation. 100% of voting securities owned by Holyoke Mutual Insurance Company in Salem.
8.	Organized in Minnesota as a stock insurance company. 100% of voting securities owned by COUNTRY Mutual Insurance Company.
9.	Organized in Minnesota as a mutual insurance company. Board and management control and 100% of guaranty capital owned by COUNTRY Mutual Insurance Company.
10.	Organized in Wisconsin as a stock insurance company. 60% of voting securities owned by COUNTRY Mutual Insurance Company and 40% of voting securities owned by Mutual Service Casualty Insurance Company.
11.	Organized in Illinois as a business corporation. 60% of voting securities owned by COUNTRY Mutual Insurance Company and 40% of voting securities owned by Mutual Service Casualty Insurance Company.
12.	Organized in Illinois as a business corporation. 71.4% of voting securities owned by Illinois Agricultural Association; 17.14% of voting securities owned by COUNTRY Mutual Insurance Company; 11.43% of voting securities owned by COUNTRY Life Insurance Company.
13.	Organized in Oregon as a business corporation. 100% of voting securities owned by CC Services, Inc.
14.	Organized in Connecticut as a stock business corporation. 100% of voting securities owned by Middlesex Mutual Assurance Company.
15.	Organized in Connecticut as a limited liability company. 77.5% of voting securities owned by Middlesex Mutual Assurance Company.
16.	Organized in Massachusetts as a stock business company. 100% of voting securities owned by Holyoke Mutual Insurance Company in Salem.
17.	Organized in Tennessee as a business corporation. 100% of voting securities owned by Mutual Service Casualty Insurance Company.
18.	Organized in California as a business corporation. 100% of voting securities owned by Mutual Service Casualty Insurance Company.
19.	Organized in Illinois as a business corporation. 98.5% of voting securities owned by Illinois Agricultural Association.
20.	Organized in Illinois as a stock insurance company. 99.99% of voting securities owned by Illinois Agricultural Holding Co.
21.	Organized in Illinois as a stock insurance company. 100% of voting securities owned by COUNTRY Life Insurance Company.
22.	Organized in Illinois as stock insurance company. 75% of voting securities owned by COUNTRY Life Insurance Company and 25% of voting securities owned by COUNTRY Mutual Insurance Company.
23.	Organized in Illinois as a business corporation. 100% of voting securities owned by COUNTRY Life Insurance Company.
24.	Organized as a Federal thrift. 100% of voting securities owned by COUNTRY Life Insurance Company.
25.	Organized in Delaware as a business trust. 61.6% of voting securities (measured by dollar value) owned of record by COUNTRY Trust Bank. and 22.05% of voting securities owned of record by COUNTRY Life Insurance Company. Investment advisory agreement with COUNTRY Trust Bank.
26.	Organized in Minnesota as a mutual insurance company. Board and management control and 100% of guaranty capital owned by COUNTRY Life Insurance Company.
27.	Organized in Illinois as a business corporation. 100% of voting securities owned by Illinois Agricultural Holding Co.

C-5

28.	Organized in Illinois as a business corporation. 100% of voting securities owned by Illinois Agricultural Holding Co.
29.	Organized as an Illinois credit union. No corporate control. Membership control in Illinois Agricultural Association and certain affiliated companies.
30.	Organized in Illinois as an agricultural cooperative. 48.3% of voting securities owned by Illinois Agricultural Association.
31.	Organized in Illinois under the General Not For Profit Corporation Act. Membership control in Illinois Agricultural Association.
32.	Organized in Illinois under the General Not For Profit Corporation Act. Membership control in Illinois Agricultural Association.
33.	Organized in Illinois as an agricultural cooperative. 39.2% of voting securities owned by Illinois Agricultural Association.
34.	Organized in Illinois as a business corporation. 50% of voting securities owned by Prairie Farms Dairy, Inc.
35.	Organized in Indiana as a business corporation. 100% of voting securities owned by Prairie Farms Dairy, Inc.
36.	Organized in Missouri as a business corporation. 100% of voting securities owned by Prairie Farms Dairy, Inc.
37.	Organized in Illinois as a business corporation. 100% of voting securities owned by Prairie Farms Dairy, Inc.
38.	Organized in Illinois as a limited liability company. 50% of voting securities owned by Prairie Farms Dairy, Inc. and 50% of voting securities owned by P.F.D. Supply Corporation.
39.	Organized in Kansas as a business corporation. 50% of voting securities owned by Prairie Farms Dairy, Inc.
40.	Organized in Illinois as a business corporation. 100% of voting securities owned by Prairie Farms Dairy, Inc.
41.	Organized in Delaware under the General Corporation Act. 26.3% of voting securities owned by Illinois Agricultural Association.
42.	Organized in Delaware under the General Corporation Act. 92.2% of voting securities owned by GROWMARK, Inc.
43.	Organized in Vermont as a business corporation. 100% of voting securities owned by FS Risk Management Services, Inc.
44.	Organized in Delaware under the General Corporation Act. 57.1% of voting securities owned by GROWMARK, Inc.
45.	Organized in Delaware under the General Corporation Act. 100% of voting securities owned by GROWMARK, Inc.
46.	Organized in Illinois as an agricultural cooperative. 49% of voting securities owned by FS Financial Services Corporation and GROWMARK, Inc.
47.	Organized in Ontario under the Business Corporations Act. 100% of voting securities owned by GROWMARK, Inc.
48.	Organized in Delaware under the General Corporation Act. 100% of voting securities owned by GROWMARK, Inc.
49.	Organized in Delaware under the General Corporation Act. 100% of voting securities owned by GROWMARK, Inc.
50.	Organized in Iowa under the Business Corporation Act. 100% of voting securities owned by GROWMARK, Inc.
51.	Organized in Illinois as a business corporation. 100% of voting securities owned by GROWMARK, Inc.
52.	Organized in Delaware under the General Corporation Act. 100% of voting securities owned by GROWMARK, Inc.
53.	Organized in Iowa as a business corporation. 100% of voting securities owned by GROWMARK, Inc.
54.	Organized in Illinois as a limited liability company. 100% of voting securities owned by GROWMARK, Inc.

C-6

55.	Organized in Idaho as a limited liability company. 25% of voting securities owned by GROWMARK, Inc.,
56.	Organized in Ontario under the Business Corporations Act. 100% of voting securities owned by GROWMARK, Inc.
57.	Organized in Ontario under the Business Corporations Act. 50% of voting securities owned by 1105433 Ontario Inc.

*Organized in Illinois as a not-for-profit corporation. No voting securities. No person controls it.

**Cornwall & Stevens Co., Inc. (TN) ultimately controls 100% of the voting securities in 8 subsidiaries.

***GROWMARK, Inc. owns stock in approximately 38 of its Illinois and Iowa member companies.

Item 25.	Indemnification:

Article VII of the Registrant’s Declaration of Trust provides the following:

Section 2.  Limitation of Liability.

A Trustee, when acting in such capacity, shall not be personally liable to any Person, other than the Trust or a Shareholder to the extent provided in this Article VII,  for any act, omission or obligation of the Trust, any Trustee, or any officer, Manager, Sub-Manager, agent, employee, or Principal Underwriter of the Trust.  A Trustee shall not be liable for any act or omission or any conduct whatsoever in his capacity as Trustee, provided that nothing contained herein shall protect any Trustee against any liability to the Trust or to Shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee hereunder, provided however, that a Trustee shall not be liable for errors of judgment or mistakes of fact or law.

All persons extending credit to, contracting with or having any claim against the Trust or the Trustees shall look only to the assets of the appropriate Series of the Trust for payment under such credit, contract, or claim; and neither the Trustees nor the Shareholders, nor any of the Trust’s officers, employees, or agents, whether past, present, or future, shall be personally liable therefore.

Every note, bond, contract, instrument, certificate or undertaking and every other act or thing whatsoever executed or done by or on behalf of the Trust or the Trustees by any of them in connection with the Trust shall conclusively be deemed to have been executed or done only in or with respect to his, her or their capacity as Trustee or Trustees, and such Trustee or Trustees shall not be personally liable thereon.  At the Trustees’ discretion, any note, bond, contract, instrument, certificate or undertaking made or issued by the Trustees or by any officer or officers may give notice that the Certificate of Trust is on file in the office of the Secretary of State of the State of Delaware and that a limitation on liability of Series exists and such note, bond, contract, instrument, certificate or undertaking may, if the Trustees so determine, recite that the same was executed or made on behalf of the Trust by a Trustee or Trustees in such capacity and not individually and that the obligations of such instrument are not binding upon any of them or the Shareholders individually but are binding only on the assets and property of the Trust or a Series thereof, and may contain such further recital as such Person or Persons may deem appropriate.  The omission of any such notice or recital shall in no way operate to bind any Trustee, officer, or Shareholder individually.

C-7

Section 3.  Indemnification.

(a)	Subject to the exceptions and limitations contained in Section 3(b) of this Article:

(i)	every Person who is, or has been, a Trustee or officer of the Trust (hereinafter referred to as a “Covered Person”) shall be indemnified by the Trust to the fullest extent permitted by law against all liabilities and against all expenses reasonably incurred or paid by him or her in connection with any claim, action, suit or proceeding in which he or she becomes involved as a party or otherwise by virtue of his or her being or having been a Trustee or officer and against amounts paid or incurred by him or her in the settlement thereof;

(ii)	the words “claim,” “action,” “suit,” or “proceeding” shall apply to all claims, actions, suits or proceedings (civil, criminal, administrative, investigative or other, including appeals), threatened, pending or completed, while in office or thereafter, and the words “liability” and “expenses” shall include, without limitation, attorneys’ fees, costs, judgments, amounts paid in settlement, fines, penalties and all other liabilities whatsoever.

(b)	No indemnification shall be provided hereunder to a Covered Person:

(i)	who shall have been adjudicated by a court or body before which the proceeding was brought to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

(ii)	in the event of a settlement, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office, (A) by the court or other body approving the settlement; (B) by at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial‑type inquiry); or (C) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial type inquiry).

(c)	The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Covered Persons, and other persons may be entitled by contract or otherwise under law.

(d)	Expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in Section 3(a) of this Article shall be paid by the Trust or Series prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him or her to the Trust, unless it is ultimately determined that he or she is entitled to indemnification under this Section 3; provided, however, that either (i) such Covered Person shall have provided appropriate security for such undertaking, or (ii) the Trust is insured against losses arising out of any such advance payments, or (iii) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial type inquiry or full investigation), that there is reason to believe that such Covered Person will be found entitled to indemnification under Section 3.

C-8

Article VI of the Registrant’s Bylaws provides the following:

Section 2.  Indemnification.

Subject to the exceptions and limitations contained in Section 3 of this Article VI, every agent shall be indemnified by the Trust to the fullest extent permitted by law against all liabilities and against all expenses reasonably incurred or paid by him or her in connection with any proceeding in which he or she becomes involved as a party or otherwise by virtue of his or her being or having been an agent.

Section 3.  Limitations, Settlements.

No indemnification shall be provided hereunder to an agent:

(a)	who shall have been adjudicated, by the court or other body before which the proceeding was brought, to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office (collectively, "disabling conduct"); or

(b)	with respect to any proceeding disposed of by settlement without an adjudication by the court or other body before which the proceeding was brought that such agent was liable to the Trust or its Shareholders by reason of disabling conduct, unless there has been a determination that such agent did not engage in disabling conduct:

(i)	by the court or other body before which the proceeding was brought;

(ii)	by at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the proceeding based upon a review of readily available facts (as opposed to a full trial-type inquiry); or

(iii)	by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial type inquiry); provided, however, that indemnification shall be provided hereunder to an agent with respect to any proceeding in the event of (1) a final decision on the merits by the court or other body before which the proceeding was brought that the agent was not liable by reason of disabling conduct, or (2) the dismissal of the proceeding by the court or other body before which it was brought for insufficiency of evidence of any disabling conduct with which such agent has been charged.

Item 26.	Business and Other Connections of Investment Advisor.

As of September 29, 1992, COUNTRY Trust Bank (formerly IAA Trust Company) became the Investment Advisor to Registrant’s predecessor companies, COUNTRY Growth Fund, Inc., COUNTRY Asset Allocation Fund, Inc., COUNTRY Tax Exempt Bond Fund, Inc., and COUNTRY Taxable Fixed Income Series Fund Inc. COUNTRY Trust Bank also provides investment services to the COUNTRY® Insurance & Financial Services group and exercises fiduciary powers as permitted by its charter.

C-9

Other substantial business, professional, vocational or employment activities of each director and officer of the Registrant's Investment Advisor during the past two fiscal years are:

C-10

Directors:
Name and Position	Substantial Business Activities During Past Two Fiscal Years
Philip Tim Nelson, Director, President and Chairman of the Board
12/18/03-Present - President:
5/1/00-12/18/03 - Vice President:
5/1/00-Present - Director:
COUNTRY Trust Bank
1705 Towanda Avenue
P.O. Box 2020
Bloomington, IL 61702-2020

12/20/99-5/10/00-Vice President and Director:
IAA Trust Company
808 IAA Drive
P.O. Box 2901
Bloomington, IL 61702-2901

12/10/03-Present - President:
1/24/00-12/10/03 - Vice President:
COUNTRY Mutual Funds Trust
1705 Towanda Avenue
P.O. Box 2020
Bloomington, IL 61702-2020

3/19/04-Present - President
5/1/00-3/19/04 - Vice President:
8/24/00-Present - Director:
Agricultural Support Association

*12/18/03-Present - President:
12/20/99-12/18/03 - Vice President:
12/20/99-Present - Director:
CC Services, Inc.
COUNTRY Casualty Insurance Company
COUNTRY Investors Life Assurance Company
COUNTRY Life Insurance Company
COUNTRY Mutual Insurance Company
COUNTRY Preferred Insurance Company
Illinois Agricultural Holding Co.

*12/18/03-4/21/04 - President:
12/20/99-12/18/03 - Vice President:
12/20/99-4/21/04 - Director:
COUNTRY Medical Plans, Inc.

12/18 /03-Present - Chairman:
12/20/99-Present - Director:
COUNTRY Capital Management Company

C-11

Name and Position	Substantial Business Activities During Past Two Fiscal Years
*12/22/99-12/18/03 - Vice Chairman: 12/22/99-Present - Board of Trustees: IAA Foundation *12/18/03-Present - Chairman: 12/20/99-Present - Director: AgriVisor Services, Inc.

*12/12/03-Present - President:
12/16/99-12/12/03 - Vice President:
12/16/99-Present - Director:
Illinois Agricultural Service Company

*12/10/03-Present - President:
12/8/99-12/10/03 - Vice President:
12/8/99-Present - Director:
Illinois Agricultural Association

1/14/04-Present - Director, Midwest Region:
American Farm Bureau Federation
American Farm Bureau, Inc.
American Farm Bureau Insurance Services, Inc.
American Agricultural Communications Systems, Inc.
American Agricultural Insurance Agency, Inc.
American Agricultural Insurance Company
American Agricultural Marketing Association

1978-Present - Self-Employed Farm Owner-Operator

*All Addresses: 1701 Towanda Avenue
                         Bloomington, IL 61701

Richard Louis Guebert, Jr. Director and Vice President
12/18/03-Present - Vice President and Director:
COUNTRY Trust Bank
1705 Towanda Avenue
P.O. Box 2020
Bloomington, IL 61702-2020

1/29/04-Present - Vice President:
COUNTRY Mutual Funds Trust
1705 Towanda Avenue
P.O. Box 2020
Bloomington, IL 61702-2020

C-12

Name and Position	Substantial Business Activities During Past Two Fiscal Years

3/19/04-Present - Vice President:
12/19/03-Present - Director:
Agricultural Support Association

*12/18/03-Present - Director:
AgriVisor Services, Inc.

*12/18/03-Present - Vice President and Director:
CC Services, Inc.
COUNTRY Capital Management Company
COUNTRY Casualty Insurance Company
COUNTRY Investors Life Assurance Company
COUNTRY Life Insurance Company
COUNTRY Mutual Insurance Company
COUNTRY Preferred Insurance Company
Illinois Agricultural Holding Co.

*12/18/03-4/21/04 - Vice President and Director:
COUNTRY Medical Plans, Inc.

*12/10/03-Present - Vice President and Director:
Illinois Agricultural Association

*1/23/04-Present - Vice President:
12/18/03-Present - Director:
Illinois Agricultural Service Company

*12/18/03-Present - Vice Chairman, Board of Trustees:
IAA Foundation

12/93-Present - Self - Employed Farm Owner-Operator

*All Addresses: 1701 Towanda Avenue
                         Bloomington, IL 61701

David Arthur Downs Director	10/28/02-Present - Director: COUNTRY Mutual Funds Trust 1705 Towanda Avenue P.O. Box 2020 Bloomington, IL 61702-2020

C-13

Name and Position	Substantial Business Activities During Past Two Fiscal Years

5/1/00-Present - Director:
COUNTRY Trust Bank
1705 Towanda Avenue
P.O. Box 2020
Bloomington, IL 61702-2020

1/1/98-5/10/00 - Director:
IAA Trust Company
808 IAA Drive
P.O. Box 2901
Bloomington, IL 61702-2901

*8/24/00-Present - Director:
Agricultural Support Association

*12/18/96-Present - Director:
CC Services, Inc.
COUNTRY Casualty Insurance Company
COUNTRY Investors Life Assurance Company
COUNTRY Life Insurance Company
COUNTRY Mutual Insurance Company
COUNTRY Preferred Insurance Company
Illinois Agricultural Holding Co.

*12/11/96-Present - Director:
Illinois Agricultural Association

*12/18/96-4/21/04 - Director:
COUNTRY Medical Plans, Inc.

1/98-Present - Self - Employed Farm Owner-Operator

*All Addresses: 1701 Towanda Avenue
                         Bloomington, IL 61701

Andrew Leo Goleman Director
5/1/00-Present - Director:
COUNTRY Trust Bank
1705 Towanda Avenue
P.O. Box 2020
Bloomington, IL 61702-2020

1/1/98-5/10/00 - Director:
IAA Trust Company
808 IAA Drive
P.O. Box 2901
Bloomington, IL 61702-2901

C-14

Name and Position	Substantial Business Activities During Past Two Fiscal Years

*12/17/01-Present - Director:
COUNTRY Capital Management Company

*8/24/00-Present - Director:
Agricultural Support Association

*12/18/96-Present - Director:
CC Services, Inc.
COUNTRY Casualty Insurance Company
COUNTRY Investors Life Assurance Company
COUNTRY Life Insurance Company
COUNTRY Mutual Insurance Company
COUNTRY Preferred Insurance Company
Illinois Agricultural Holding Co.

*12/11/96-Present - Director:
Illinois Agricultural Association

12/18/96-4/21/04 - Director:
COUNTRY Medical Plans, Inc.

1989-Present - Self - Employed Farm Owner-Operator

*All Addresses: 1701 Towanda Avenue
                         Bloomington, IL 61701

Michael John Kenyon Director	12/20/04-Present - Director: COUNTRY Trust Bank 1705 Towanda Avenue P.O. Box 2020 Bloomington, IL 61702-2020

*12/17/01-Present - Director:
Agricultural Support Association
CC Services, Inc.
COUNTRY Casualty Insurance Company
COUNTRY Investors Life Assurance Company
COUNTRY Life Insurance Company
COUNTRY Mutual Insurance Company
COUNTRY Preferred Insurance Company
Illinois Agricultural Holding Co.

-Present - Self - Employed Farm Owner-Operator

*All Addresses: 1701 Towanda Avenue
                         Bloomington, IL 61701

C-15

Name and Position	Substantial Business Activities During Past Two Fiscal Years

James Paul Schillinger Director
5/1/00-Present - Director:
COUNTRY Trust Bank
1705 Towanda Avenue
P.O. Box 2020
Bloomington, IL 61702-2020

1/1/98-5/10/00 - Director:
IAA Trust Company
808 IAA Drive
P.O. Box 2901
Bloomington, IL 61702-2901

*12/18/03-Present - Director:
AgriVisor Services, Inc.

*10/19/00-Present - Director:
Illinois Agricultural Auditing Association

*8/24/00-Present - Director:
Agricultural Support Association

*12/21/98-Present - Director:
COUNTRY Capital Management Company

5/22/96-4/21/04 - Director:
COUNTRY Medical Plans, Inc.

*1991-Present - Director:
CC Services, Inc.
COUNTRY Casualty Insurance Company
COUNTRY Investors Life Assurance Company
COUNTRY Life Insurance Company
COUNTRY Mutual Insurance Company
COUNTRY Preferred Insurance Company
Illinois Agricultural Association
Illinois Agricultural Holding Co.

1965-Present - Self - Employed Farm Owner-Operator

*All Addresses: 1701 Towanda Avenue
                         Bloomington, IL 61701

C-16

Name and Position	Substantial Business Activities During Past Two Fiscal Years

James Donald Schielein Director
12/20/04-Present - Director:
COUNTRY Trust Bank
1705 Towanda Avenue
P.O. Box 2020
Bloomington, IL 61702-2020

*12/18/00-Present - Director:
Agricultural Support Association
CC Services, Inc.
COUNTRY Casualty Insurance Company
COUNTRY Investors Life Assurance Company
COUNTRY Life Insurance Company
COUNTRY Mutual Insurance Company
COUNTRY Preferred Insurance Company
Illinois Agricultural Association
Illinois Agricultural Holding Co.

*12/18/00-4/21/04 - Director:
COUNTRY Medical Plans, Inc.

1990-Present - Self-Employed Farm Owner-Operator

*All Addresses: 1701 Towanda Avenue
                        Bloomington, IL 61701

C-17

Name and Position	Substantial Business Activities During Past Two Fiscal Years

James Russell Holstine Director
11/14/01-Present - Director:
COUNTRY Trust Bank
1705 Towanda Avenue
P.O. Box 2020
Bloomington, IL 61702-2020

12/20/99-5/10/00 - Director:
IAA Trust Company
808 IAA Drive
P.O. Box 2901
Bloomington, IL 61702-2901

*8/24/00-Present - Director:
Agricultural Support Association

*12/20/99-Present - Director:
CC Services, Inc.
COUNTRY Casualty Insurance Company
COUNTRY Investors Life Assurance Company
COUNTRY Life Insurance Company
COUNTRY Mutual Insurance Company
COUNTRY Preferred Insurance Company
Illinois Agricultural Holding Co.

*12/20/99-4/21/04 - Director:
COUNTRY Medical Plans, Inc.

*12/8/99-Present - Director:
Illinois Agricultural Association

3/81-Present - Self-Employed Farm Owner-Operator *All Addresses: 1701 Towanda Avenue Bloomington, IL 61701

C-18

Name and Position	Substantial Business Activities During Past Two Fiscal Years

Gerald Dean Thompson Director
12/18/00-Present - Director:
COUNTRY Trust Bank
1705 Towanda Avenue
P.O. Box 2020
Bloomington, IL 61701-2020

12/20/99-5/10/00 - Director:
IAA Trust Company
808 IAA Drive
P.O. Box 2901
Bloomington, IL 61701-2901

*8/24/00-Present - Director:
Agricultural Support Association

*12/20/99-Present - Director:
CC Services, Inc.
COUNTRY Casualty Insurance Company
COUNTRY Investors Life Assurance Company
COUNTRY Life Insurance Company
COUNTRY Mutual Insurance Company
COUNTRY Preferred Insurance Company
Illinois Agricultural Holding Co.

*12/8/99-Present - Director:
Illinois Agricultural Association

*12/20/99-4/21/04 - Director:
COUNTRY Medical Plans, Inc.

3/84-Present - Self - Employed Farm Owner-Operator

*All Addresses: 1701 Towanda Avenue
                         Bloomington, IL 61701

C-19

Name and Position	Substantial Business Activities During Past Two Fiscal Years

Richard David Ochs Director
12/20/04--Present - Director:
COUNTRY Trust Bank
1705 Towanda Avenue
P.O. Box 2020
Bloomington, IL 61702-2020

*1217/01-Present - Director:
Agricultural Support Association
CC Services, Inc.
COUNTRY Casualty Insurance Company
COUNTRY Investors Life Assurance Company
COUNTRY Life Insurance Company
COUNTRY Mutual Insurance Company
COUNTRY Preferred Insurance Company
Illinois Agricultural Holding Co.

*12/5/01-Present - Director:
Illinois Agricultural Association

*12/17/01-4/21/04 - Director:
COUNTRY Medical Plans, Inc.

1976-Present - Self - Employed Farm Owner-Operator

*All Addresses: 1701 Towanda Avenue
                         Bloomington, IL 61701

C-20

Name and Position	Substantial Business Activities During Past Two Fiscal Years

Dale William Wachtel Director
12/18/00-Present - Director:
COUNTRY Trust Bank
1705 Towanda Avenue
P.O. Box 2020
Bloomington, IL 61702-2020

12/98-5/10/00 - Director:
IAA Trust Company
808 IAA Drive
P.O. Box 2901
Bloomington, IL 61702-2901

*8/24/00-Present - Director:
Agricultural Support Association

*12/21/98-Present - Director:
CC Services, Inc.
COUNTRY Casualty Insurance Company
COUNTRY Investors Life Assurance Company
COUNTRY Life Insurance Company
COUNTRY Mutual Insurance Company
COUNTRY Preferred Insurance Company
Illinois Agricultural Holding Co.

*12/9/98-Present - Director:
Illinois Agricultural Association

*12/21/98-4/21/04 - Director:
COUNTRY Medical Plans, Inc.

3/92-Present - Self - Employed Farm Owner-Operator

*All Addresses: 1701 Towanda Avenue
                         Bloomington, IL 61701

Andrew Thomas Nappi Director
5/1/00-Present - Director:
COUNTRY Trust Bank
1705 Towanda Avenue
P.O. Box 2020
Bloomington, IL 61702-2020

1991-8/29/00 - Professor & Director:
Illinois State University
Center for Insurance and Financial Services/Katie
Insurance School/College of Business
Normal, IL 61761

C-21

Name and Position	Substantial Business Activities During Past Two Fiscal Years

Henry Joseph Kallal Director
1/23/02-Present - Director:
COUNTRY Trust Bank
1705 Towanda Avenue
P.O. Box 2020
Bloomington, IL 61702-2020

12/20/99-5/10/00 - Director:
IAA Trust Company
808 IAA Drive
P.O. Box 2901
Bloomington, IL 61702-2901

*8/24/00-Present - Director:
Agricultural Support Association

*12/20/99-Present - Director:
CC Services, Inc.
COUNTRY Casualty Insurance Company
COUNTRY Investors Life Assurance Company
COUNTRY Life Insurance Company
COUNTRY Mutual Insurance Company
COUNTRY Preferred Insurance Company
Illinois Agricultural Holding Co.

*12/8/99-Present - Director:
Illinois Agricultural Association

*12/20/99-4/21/04 - Director:
COUNTRY Medical Plans, Inc.

1976-Present - Self-Employed Farm Owner-Operator
(Secretary-Treasurer)

*All Addresses: 1701 Towanda Avenue
                         Bloomington, IL 61701

C-22

Name and Position	Substantial Business Activities During Past Two Fiscal Years

Randal Kent Schleich Director
12/18/03-Present - Director:
COUNTRY Trust Bank
1705 Towanda Avenue
P.O. Box 2020
Bloomington, IL 61702-2020

*12/18/00-Present - Director:
Agricultural Support Association
CC Services, Inc.
COUNTRY Casualty Insurance Company
COUNTRY Investors Life Assurance Company
COUNTRY Life Insurance Company
COUNTRY Mutual Insurance Company
COUNTRY Preferred Insurance CompanyIllinois Agricultural Association
Illinois Agricultural Holding Co.

*12/18/00-4/21/04 - Director:
COUNTRY Medical Plans, Inc.

1977-Present - Self-Employed Farm Owner-Operator

*All Addresses: 1701 Towanda Avenue
                         Bloomington, IL 61701

C-23

Name and Position	Substantial Business Activities During Past Two Fiscal Years

William Harris Olthoff Director
12/18/03-Present - Director:
COUNTRY Trust Bank
1705 Towanda Avenue
P.O. Box 2020
Bloomington, IL 61702-2020

*12/18/03-Present - Director:
AgriVisor Services, Inc.

*12/18/00-Present - Director:
Agricultural Support Association
CC Services, Inc.
COUNTRY Casualty Insurance Company
COUNTRY Investors Life Assurance Company
COUNTRY Life Insurance Company
COUNTRY Mutual Insurance Company
COUNTRY Preferred Insurance Company
Illinois Agricultural Holding Co.

*12/5/00-Present - Director:
Illinois Agricultural Association

*12/18/00-4/21/04 - Director:
COUNTRY Medical Plans, Inc.

1967-Present - Self-Employed Farm Owner-Operator

*All Addresses: 1701 Towanda Avenue
                         Bloomington, IL 61701

Officers:
Name and Position	Substantial Business Activities During Last Two Fiscal Years
John D. Blackburn, Chief Executive Officer	See information on “Trustees and Officers of the Funds”, Part B.
Barbara A. Baurer, Vice President
3/19/03-Present - Vice President:
COUNTRY Trust Bank
1705 Towanda Avenue
P.O. Box 2020
Bloomington, IL 61702-2020

*2/10/04-Present - Vice Chairman:
*2/12/03-Present - President:
*2/26/02-2/12/03 - Executive Vice President:
*11/15/01-Present - Director:
*11/15/01-2/26/02 - Vice President:

C-24

Cornwall & Stevens Co., Inc. (Tennessee)

*2/10/04-Present - Vice Chairman:
*2/12/03-Present - President:
*2/26/02-2/12/03 - Executive Vice President:
*2/26/02-Present - Chief Operating Officer:
*11/15/01-Present - Director:
*11/15/01-2/26/02 - Vice President:
Modern Service Insurance Company

*2/10/04-Present - Vice Chairman:
*2/12/03-Present - President:
*2/26/02-2/12/03 - Executive Vice President:
*6/27/00-2/26/02 - Vice President:
*6/27/00-Present - Director:
MSI Preferred Insurance Company

*2/10/04-Present - Vice Chairman:
*2/12/03-Present - President:
*2/26/02-2/12/03 - Executive Vice President:
*1/6/00-2/26/02 - Vice President:
*10/26/99-Present - Director:
MSI Preferred Services, Inc.

*2/10/04-Present - Vice Chairman:
*2/12/03-Present - President:
*2/26/02-2/12/03 - Executive Vice President:
*11/13/01-Present - Director:
*11/15/01-2/26/02 - Vice President:
Mutual Service Casualty Insurance Company
Mutual Service Life Insurance Company

*5/6/04-Present - Vice Chair:
*1/1/03-Present - President:
*1/1/00-Present - Director:
Holyoke Mutual Insurance Company in Salem

*5/7/04-Present - Chairman:
*4/26/02-Present - President:
*5/26/98-Present - Director:
Middlesex Mutual Assurance Company

*2/26/02-Present - Executive Vice President:
*11/27/01-Present - Director:
*11/27/01-2/26/02 - Vice President:
Cornwall & Stevens Company of Alabama, Inc.

C-25

Cornwall & Stevens Midsouth, Inc. (Arkansas)
Cornwall & Stevens Southeast, Inc. (Georgia)
Cornwall & Stevens of Kentucky, Inc.
Cornwall & Stevens Mid-South, Inc. (Louisiana)
Cornwall & Stevens Mid-South, Inc. (Mississippi)
Cornwall & Stevens Northeast, Inc. (New Jersey)
Total Client Service Insurance Agency, Inc.

*2/26/02-10/3/03 - Executive Vice President:
*11/27/01-10/3/03 - Director:
*11/27/01-2/26/02 - Vice President:
First Fund Insurance Administrators, Inc.

*2/26/02-12/31/03 - Director:
*2/26/02-12/31/03 - Executive Vice President:
*11/27/01-2/26/02 - Vice President:
Pension Solutions, Inc.

*1/25/00-Present - Director:
Holyoke Square, Inc.

*9/1/99-Present - Executive Vice President and Chief Operating Officer:
CC Services, Inc.
COUNTRY Casualty Insurance Company
COUNTRY Investors Life Assurance Company
COUNTRY Life Insurance Company
COUNTRY Mutual Insurance Company
COUNTRY Preferred Insurance Company

*5/4/04-12/31/04 - President and Vice Chairman:
*4/21/04-12/31/04 - Director:
*9/1/99-5/4/04 - Executive Vice President and Chief Operating Officer:
COUNTRY Medical Plans, Inc.

*5/26/98-Present - Director:
Midfield Corporation

*The above listed companies are all affiliated
and reside at the following address:

1701 Towanda Avenue, Bloomington, IL 61702

C-26

Robert W. Rush, Jr., Executive Vice President and Trust Officer	See information on “Trustees and Officers of the Funds”, Part B.
David A. Magers, Senior Vice President and Chief Financial Officer
12/1/03-Present - Senior Vice President & Chief Financial Officer:
5/1/00-7/23/03 - Treasurer:
COUNTRY Trust Bank
1705 Towanda Avenue
P.O. Box 2020
Bloomington, IL 61702-2020

11/18/98-5/10/00- Treasurer:
IAA Trust Company
808 IAA Drive
P.O. Box 2901
Bloomington, IL 61702-2901

10/31/01-7/21/03 - Treasurer:
COUNTRY Mutual Funds Trust
1705 Towanda Avenue
P.O. Box 2020
Bloomington, IL 61702

*2/10/04-Present - Chief Financial Officer:
*12/1/03-Present - Executive Vice President and Director:
*12/1/03-2/10/04 - Vice Chairman:
*11/27/01-12/1/03- Assistant Treasurer:
Cornwall & Stevens Company of Alabama, Inc.
Cornwall & Stevens Midsouth, Inc. (Arkansas)
Cornwall & Stevens Southeast, Inc. (Georgia)
Cornwall & Stevens of Kentucky, Inc.
Cornwall & Stevens Mid-South, Inc. (Louisiana)
Cornwall & Stevens Mid-South, Inc. (Mississippi)
Cornwall & Stevens Northeast, Inc. (New Jersey)

*2/10/04-Present - Chief Financial Officer:
*12/1/03-Present - Executive Vice President and Director:
*12/1/03-2/10/04 - Vice Chairman:
*11/15/01-12/1/03- Assistant Treasurer:
Cornwall & Stevens Co., Inc. (Tennessee)

*2/10/04-Present - Chief Financial Officer:
*12/1/03-Present - Director:
*11/27/01-8/28/03- Assistant Treasurer:
Total Client Service Insurance Agency, Inc.

*2/10/04-Present - Chief Financial Officer:
*12/1/03-Present - Executive Vice President and Director:
*12/1/03-2/10/04 - Vice Chairman:

C-27

*2/26/02-12/1/03- Assistant Treasurer:
MSI Preferred Insurance Company
MSI Preferred Services, Inc.

*2/10/04-Present - Chief Financial Officer:
*12/1/03-Present - Executive Vice President and Director:
*12/1/03-2/10/04 - Vice Chairman:
*11/15/01-12/1/03- Assistant Treasurer:
Modern Service Insurance Company
Mutual Service Casualty Insurance Company
Mutual Service Life Insurance Company

*12/1/03-Present - Vice Chairman & Director:
*12/22/98-12/1/03 - Assistant Treasurer:
Midfield Corporation

*5/7/04-Present - Senior Vice President & Chief Financial Officer and Director:
*12/1/03-5/7/04-Present - Chief Financial Officer, Vice Chairman and Director:
*1/14/00-12/1/03 - Treasurer:
*12/11/98-1/14/00 - Assistant Treasurer:
Middlesex Mutual Assurance Company

5/6/04-Present - Senior Vice President & Chief Financial Officer:
*12/1/03-Present - Director:
*5/5/03-5/6/04 - Assistant Treasurer:
Holyoke Mutual Insurance Company in Salem

*12/1/03-Present - Director:
Holyoke Square, Inc.
Holyoke of Salem Insurance Agency, Inc.

*12/1/03-Present - Senior Vice President & Chief Financial Officer:
*11/1/98-6/18/03 - Vice President-Finance & Treasurer:
CC Services, Inc.
COUNTRY Casualty Insurance Company
COUNTRY Investors Life Assurance Company
COUNTRY Life Insurance Company
COUNTRY Mutual Insurance Company
COUNTRY Preferred Insurance Company

*12/1/03-Present - Senior Vice President, Chief Financial Officer, Secretary and Director:
11/16/98-7/1/03 - Treasurer:
Mid-America Brokerage, Inc. (Oklahoma)

C-28

Mid-America Services of Oregon, Inc.

*12/1/03-12/31/04 - Senior Vice President & Chief Financial Officer:
*4/21/04-12/31/04 - Director:
*11/1/98-6/18/03 - Vice President-Finance & Treasurer:
COUNTRY Medical Plans, Inc.

*12/1/03-12/31/03 - Senior Vice President, Chief Financial Officer, Secretary and Director:
11/16/98-7/1/03 - Treasurer:
Mid-America Services of Nevada, Inc.

*11/27/01-12/31/03 - Assistant Treasurer:
Pension Solutions, Inc.

*11/27/01-10/3/03 - Assistant Treasurer:
First Fund Insurance Administrators, Inc.

*12/9/98-6/18/03 - Assistant Treasurer:
Association of Farm Bureaus in Illinois
The Association of Illinois Agricultural Associations

*8/24/00-6/20/03 - Vice President-Finance & Treasurer:
Agricultural Support Association

*12/2/98-6/18/03 - Vice President-Finance & Treasurer:
AgriVisor Services, Inc.

12/1/03-Present - Senior Vice President & Chief Financial Officer:
12/22/98-6/18/03 - Vice President-Finance & Treasurer:
COUNTRY Capital Management Company
1705 Towanda Avenue
Bloomington, IL 61701

*11/1/98-6/18/03 - Vice President-Finance & Treasurer:
Illinois Agricultural Association

*11/9/98-6/30/03 - Treasurer:
Illinois Agricultural Auditing Association

*11/1/98-6/18/03 - Treasurer:
Illinois Agricultural Holding Co.

*11/16/98-6/19/03 - Treasurer:
*11/16/98-6/19/03 - Assistant Secretary & Director:
Illinois Agricultural Service Company

C-29

*The above listed companies are all affiliated and reside at the following address: 1701 Towanda Avenue, Bloomington, IL 61701
Doyle J. Williams, Senior Vice President-Marketing
8/1/01-Present - Senior Vice President-Marketing:
COUNTRY Trust Bank
1705 Towanda Avenue
Bloomington, IL 61702-2020

*2/10/04-Present - Executive Vice President:
*2/12/03-2/10/04 - Executive Vice President-Marketing:
*2/26/02-2/12/03 - Executive Vice President:
*11/15/01-2/26/02 - Vice President:
Modern Service Insurance Company

*2/12/03-Present - Executive Vice President:
*11/27/01-2/12/03 - Vice President:
Total Client Service Insurance Agency, Inc.

*2/26/02-Present - Executive Vice President:
*8/1/01-2/26/02 - Vice President:
MSI Preferred Insurance Company
MSI Preferred Services, Inc.

*2/26/02-Present - Executive Vice President:
*11/15/01-2/26/02 - Vice President:
Mutual Service Casualty Insurance Company
Mutual Service Life Insurance Company

*2/26/02-12/31/03 - Executive Vice President:
*11/27/01-2/26/02 - Vice President:
Pension Solutions, Inc.

*12/18/01-Present - Senior Vice President-Marketing:
COUNTRY Capital Management Company

*8/3/01-Present - Director:
Middlesex Mutual Assurance Company
Midfield Corporation

*4/21/04-Present - Senior Vice President and Chief Marketing Officer:
*8/1/01-4/21/04 - Senior Vice President-Marketing:
*8/00-8/1/01 - Director, Strategic Market Development
*12/98-8/00 - Consultant, AgriBusiness:
CC Services, Inc.
COUNTRY Casualty Insurance Company
COUNTRY Investors Life Assurance Company
COUNTRY Life Insurance Company

C-30

COUNTRY Mutual Insurance Company
COUNTRY Preferred Insurance Company

*5/4/04-12/31/04 - Senior Vice President and Chief Marketing Officer:
*8/1/01-5/4/04 - Senior Vice President-Marketing:
*8/00-8/1/01 - Director, Strategic Market Development
*12/98-8/00 - Consultant, AgriBusiness:
COUNTRY Medical Plans, Inc.

*8/1/01-Present - Director:
Holyoke Mutual Insurance Company in Salem
Holyoke Square, Inc.

*11/15/01-2/26/02 - Vice President:
Cornwall & Stephens, Inc. (Tennessee)

*The above listed companies are all affiliated
and reside at the following address:

1701 Towanda Avenue, Bloomington, IL 61701

Deanna L. Frautschi, Vice President-Communications & Human Resources
5/1/00-Present - Vice President, Communications & Human Resources:
COUNTRY Trust Bank
1705 Towanda Avenue
Bloomington, IL 61702-2020

12/19/02-Present - Senior Vice President, Communications & Human Resources:
12/21/89-12/18/02 - Vice President, Communications & Human Resources:
COUNTRY Capital Management Company
1705 Towanda Avenue
Bloomington, IL 61701

*4/17/02-Present - Senior Vice President, Communications & Human Resources:
*10/31/89-4/16/02 - Vice President, Communications & Human Resources:
CC Services, Inc.
COUNTRY Casualty Insurance CompanyCOUNTRY Investors Life Assurance CompanyCOUNTRY Life Insurance Company
COUNTRY Mutual Insurance Company
COUNTRY Preferred Insurance Company

*4/17/02-12/31/04 - Senior Vice President, Communications & Human Resources:
*5/22/96-4/16/02 - Vice President, Communications & Human Resources:

C-31

COUNTRY Medical Plans, Inc.

*2/26/02-Present - Executive Vice President:
Cornwall & Stevens Co., Inc. (Tennessee)
MSI Preferred Insurance Company
MSI Preferred Services, Inc.
Mutual Service Casualty Insurance Company
Mutual Service Life Insurance Company

*2/26/02-12/31/03 - Executive Vice President:
Pension Solutions, Inc.

*2/26/02-Present - Executive Vice President, Communications and Human
Resources:
Modern Service Insurance Company

*The above listed companies are all affiliated and reside at the following address:1701 Towanda Avenue
Bloomington, IL 61701

Paul M. Harmon, General Counsel and Secretary	See information on “Trustees and Officers of the Funds”, Part B.
William J. Hanfland, Treasurer	See information on “Trustees and Officers of the Funds”, Part B.
Robert J. McDade, Vice President-Trust Services and Trust Officer	See information on “Trustees and Officers of the Funds”, Part B.
Richard F. Day, Vice President and Controller	See information on “Trustees and Officers of the Funds”, Part B.
Bruce D. Finks, Vice President-Investments	See information on “Trustees and Officers of the Funds”, Part B.
Barbara L. Mosson Chief Compliance Officer	See information on “Trustees and Officers of the Funds”, Part B.

C-32

Item 27.	Principal Underwriter.

(a)(1)  Quasar Distributors, LLC, the Registrant’s principal underwriter for the Growth, Balanced, Tax-Exempt, Short-Term Bond and Bond Funds, acts as principal underwriter for the following investment companies:

Advisors Series Trust	The Hennessy Funds, Inc.
Allied Asset Advisors Funds	The Hennessy Mutual Funds, Inc.
Alpine Equity Trust	Hotchkis and Wiley Funds
Alpine Series Trust	Intrepid Capital Management
Alpine Income Trust	Jacob Internet Fund Inc.
AIP Alternative Strategies Funds	The Jensen Portfolio, Inc.
Brandes Investment Trust	Julius Baer Funds
Brandywine Blue Funds, Inc.	Kensington Funds
Brazos Mutual Funds	Kirr Marbach Partners, Funds, Inc.
Bridges Fund	Light Revolution Fund
Buffalo Funds	LKCM Funds
Buffalo Balanced Fund	Masters’ Select Funds
Buffalo High Yield Fund	Matrix Advisors Value Fund, Inc.
Buffalo Large Cap Fund	Monetta Fund, Inc.
Buffalo Small Cap Fund	Monetta Trust
Buffalo U.S. Global Fund	MP63 Fund
CCM Advisors Funds	MUTUALS.com
CCMA Select Investment Trust	NorCap Funds
COUNTRY Mutual Funds Trust	Optimum Q Funds
Cullen Funds Trust	Permanent Portfolio Funds
Everest Funds	Primecap Odyssey Funds
First American Funds, Inc.	Professionally Managed Portfolios
First American Investment Funds, Inc.	Prudent Bear Funds, Inc.
First American Strategy Funds, Inc.	Purisima Funds
FFTW Funds, Inc.	Rainier Funds
Fort Pitt Capital Funds	Summit Funds
Glenmede Fund, Inc.	TIFF Investment Program, Inc.
Guinness Atkinson Funds	Trust For Professional Managers
Harding, Loevner Funds, Inc.	Wexford Trust

(a)(2)        COUNTRY Capital Management Company, the Registrant's principal underwriter for the VP Growth, VP Balanced, VP Short-Term Bond and VP Bond Funds, acts as principal underwriter for the following:

COUNTRY Investors Variable Annuity Account	COUNTRY Investors Variable Life Account

(b)(1)  To the best of Registrant’s knowledge, the directors and executive officers of Quasar Distributors, LLC are as follows:

Name and Principal Business Address	Position and Offices with Quasar Distributors, LLC	Positions and Offices with Registrant
James R. Schoenike	President, Board Member	None
Donna J. Berth	Treasurer	None
Joe Redwine	Board Member	None

C-33

Name and Principal Business Address	Position and Offices with Quasar Distributors, LLC	Positions and Offices with Registrant
Bob Kern	Board Member	None
Eric W. Falkeis	Board Member	None
Teresa Cowan	Assistant Secretary	None
The address of each of the foregoing is 615 East Michigan Street, Milwaukee, Wisconsin, 53202.

(b)(2)  To the best of Registrant’s knowledge, the directors and executive officers of COUNTRY Capital Management are as follows:

Name and Principal Business Address*	Position and Offices with the Underwriter
Andrew L. Goleman	Director
James P. Shillinger	Director
Philip T. Nelson	Chairman & Director
Richard Guebert Jr.	Vice President & Director
William J. Hanfland	Vice President-Finance & Treasurer
Paul M. Harmon	General Counsel & Secretary
John D. Blackburn	Chief Executive Officer
David A. Magers	Senior Vice-President & Chief Financial Officer
Doyle J. Williams	Senior Vice President-Marketing
Deanna L. Frautschi	Senior Vice President-Communications & Human Resources
Shelly S. Prehoda	Vice President-Information Technology
Thomas B. Harris	Assistant Secretary
Kathy Smith Whitman	Assistant Secretary
Peter J. Borowski	Vice President & Corporate Controller
Albert K. Semmler	Chief Compliance Officer & Director-Financial Planning & Executive Representative
*The principal business address of all of tthe persons listed above is 1705 N. Towanda Avenue, Bloomington, Illinois, 61702.

(c)  Not applicable.

Item 28.	Location of Accounts and Records.

The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 are maintained at the following locations:

Records Relating to:	Are located at:
Registrant’s fund accountant, administrator and transfer agent	U.S. Bancorp Fund Services, LLC 615 East Michigan Street Milwaukee, WI 53202
Registrant’s custodian	COUNTRY Trust Bank 1705 Towanda Avenue Bloomington, IL 61701
Registrant’s investment advisor	COUNTRY Trust Bank 1705 Towanda Avenue Bloomington, IL 61701

The Certificate of Trust and Declaration of Trust of Registrant are maintained in safekeeping by William J. Hanfland, Treasurer, 1701Towanda Avenue, Bloomington, Illinois 61701.

The Bylaws of Registrant and minute books of stockholders, directors and directors' committee meetings are maintained by Paul M. Harmon, Secretary, 1701 Towanda Avenue, Bloomington, Illinois 61701.

Item 29.	Management Services. Not Applicable.

Item 30.	Undertakings.

(a)	If the information called for by Item 5A of Form N-1A is contained in the latest annual report to shareholders, the Registrant shall furnish each person to whom a prospectus is delivered with a copy of the Registrant’s latest annual report to shareholders upon request and without charge.

(b)	The Registrant undertakes to comply with Section 16(c) of the 1940 Act as though such provisions of the 1940 Act were applicable to the Registrant, except that the request referred to in the third full paragraph thereof may only be made by shareholders who hold in the aggregate at least 10% of the outstanding shares of the Registrant, regardless of the net asset value of shares held by such requesting shareholders.

C-34

SIGNATURES

Pursuant to the requirements of Rule 485(b) under the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 13 to the Registration Statement under the Securities Act of 1933 and Post-Effective Amendment No. 14 to the Registration Statement under the Investment Company Act of 1940 to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Bloomington and the State of Illinois on this 26th day of April, 2005.

COUNTRY MUTUAL FUNDS TRUST

By:
/s/ Philip. T. Nelson_________________
Name: Philip T. Nelson
Title:   President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacity and on the dates indicated:

SIGNATURE	TITLE	DATE

/s/ Philip T. Nelson	President (Principal Executive Officer & Trustee)	April 26, 2005
Philip T. Nelson

/s/ William J. Hanfland*	Treasurer (Principal Financial & Accounting Officer)	April 26, 2005
William J. Hanfland

/s/ Nancy J. Erickson*	Trustee	April 26, 2005
Nancy J. Erickson

/s/ Ailene Miller*	Trustee	April 26, 2005
Ailene Miller

/s/ Charlot R. Cole*	Trustee	April 26, 2005
Charlot R. Cole

/s/ Robert L. Phelps*	Trustee	April 26, 2005
Robert L. Phelps

/s/ Roger D. Grace*	Trustee	April 26, 2005
Roger D. Grace

C-35

/s/ David A. Downs*	Trustee	April 26, 2005
David A. Downs

/s/ Robert W. Weldon*	Trustee	April 26, 2005
Robert W. Weldon

*By /s/ Paul M. Harmon
Paul M. Harmon
Attorney-in-fact pursuant to Power of Attorney, incorporated by reference to Post-Effective Amendment No. 1 to Registrant’s Registration Statement filed electronically on November 1, 2001 and Powers of Attorney incorporated by reference to Post-Effective Amendment No. 6 to Registrant’s Registration statement filed electronically on September 10, 2003.

C-36

EXHIBIT INDEX

Exhibit	Exhibit No.
Consent of Independent Registered Public Accounting Firm	EX-99.j.1.
Code of Ethics for COUNTRY Mutual Funds	EX-99.p.1.
Code of Ethics for COUNTRY Trust Bank	EX-99.p.2.
Code of Ethics for COUNTRY Capital Management Company	EX-99.p.3.

C-37